Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.98%
U.S. Treasury Bonds-95.86%
8.50%, 02/15/2020	$5,109,200	$5,176,303
7.88%, 02/15/2021	4,898,200	5,254,850
7.13%, 02/15/2023	4,600,300	5,390,797
6.25%, 08/15/2023	4,672,800	5,447,919
7.63%, 02/15/2025	4,222,300	5,476,043
6.00%, 02/15/2026	4,439,700	5,564,193
6.63%, 02/15/2027	4,191,800	5,583,527
6.13%, 11/15/2027	4,206,900	5,581,044
5.25%, 02/15/2029	4,417,700	5,725,581
6.25%, 05/15/2030	3,984,300	5,680,740
5.38%, 02/15/2031	12,758,900	17,380,512
4.50%, 02/15/2036	13,111,500	17,769,155
4.75%, 02/15/2037	4,224,100	5,948,721
4.38%, 02/15/2038	4,390,700	5,976,669
3.50%, 02/15/2039	4,914,400	6,040,777
4.63%, 02/15/2040	4,241,800	6,016,894
4.75%, 02/15/2041	4,168,600	6,040,887
3.13%, 02/15/2042	5,253,400	6,139,809
3.13%, 02/15/2043	5,266,800	6,166,888
3.63%, 02/15/2044	4,852,000	6,159,576
2.50%, 02/15/2045	5,926,500	6,264,380
	Principal Amount	Value
U.S. Treasury Bonds-(continued)
2.50%, 02/15/2046	$5,949,900	$6,294,460
3.00%, 02/15/2047	5,392,700	6,280,494
3.00%, 02/15/2048	5,403,000	6,303,887
3.00%, 02/15/2049	5,404,000	6,328,591
		169,992,697
U.S. Treasury Notes-3.12%
2.00%, 02/15/2022	5,483,200	5,528,608
Total U.S. Treasury Securities (Cost $174,253,207)		175,521,305
	Shares
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(a) (Cost $46,642)	46,642	46,642
TOTAL INVESTMENTS IN SECURITIES-99.01% (Cost $174,299,849)		175,567,947
OTHER ASSETS LESS LIABILITIES-0.99%		1,761,600
NET ASSETS-100.00%		$177,329,547
Notes to Schedule of Investments
(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.65%
California-97.19%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS -AGM)(a)	3.00%	10/01/2034	$2,000	$2,070,640
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS -AGM)(a)	5.00%	10/01/2035	1,500	1,781,385
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2039	540	618,068
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,321,810
California (State of), Series 2009, GO Bonds	5.50%	11/01/2039	875	876,890
California (State of), Series 2012, Ref. GO Bonds	5.00%	02/01/2038	775	838,139
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,298,330
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,227,420
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,224,144
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,148,260
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,159,510
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,777,110
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,374,000
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	2,585	3,131,417
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,206,240
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,753,050
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2033	1,000	1,236,210
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	1,500	1,758,240
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,413,560
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	608,035
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	1,500	1,771,035
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	1,000	1,521,450
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,174,430
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	500	555,825
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB	5.00%	08/15/2035	3,000	3,172,110
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB	5.00%	08/15/2043	1,000	1,161,460
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	685	757,754
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	11,947,600
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB	4.00%	10/01/2045	1,000	1,102,180
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,081,340
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,159,550
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,124,010
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	573,110
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,193,330
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB	5.00%	01/01/2048	1,000	1,215,140
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,398,660
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	670	816,134
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2043	1,000	1,131,420
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,805,083
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,163,600
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	850	999,787
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	1,000	1,086,400
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018, RB	4.00%	08/01/2045	1,000	1,039,090
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group), Series 2011, Ref. RB	5.00%	12/01/2041	1,045	1,114,304
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,151,510

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	$1,500	$1,744,875
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,120,150
California State University, Series 2012 A, RB	5.00%	11/01/2037	2,940	3,247,759
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,500	1,769,340
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	611,985
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,675,210
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(b)	5.00%	08/01/2050	800	886,496
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	4,750	5,244,427
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,303,580
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB	5.88%	02/15/2034	2,500	2,509,350
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS -AGM)(a)	4.00%	08/01/2045	1,500	1,629,870
Contra Costa Community College District (Election of 2006), Series 2013, GO Bonds(c)(d)	5.00%	08/01/2023	2,745	3,146,182
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,778,580
East Bay Municipal Utility District, Series 2017 A, RB	5.00%	06/01/2042	1,500	1,822,350
East Bay Municipal Utility District, Series 2017 A, RB	5.00%	06/01/2045	2,000	2,419,780
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,158,060
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,370,200
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS -AGM)(a)	5.00%	09/01/2044	1,000	1,124,960
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS -BAM)(a)	5.00%	09/01/2038	2,600	2,972,320
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,238,140
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	564,875
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,798,845
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	566,410
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,671,150
Los Angeles (City of), CA, Series 2017 A, RB	5.25%	06/01/2047	1,000	1,224,560
Los Angeles (City of), CA Department of Airports, Series 2010 A, RB	5.00%	05/15/2040	1,000	1,017,500
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,339,660
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,237,450
Los Angeles (City of), CA Department of Water, Series 2011 A, RB	5.00%	07/01/2041	1,250	1,301,100
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,178,640
Los Angeles (City of), CA Department of Water, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,424,040
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	6,119,950
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,191,960
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	4,445	4,865,675
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,155,220
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,143,940
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,940,300
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,772,220
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,797,675
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2041	1,000	1,222,300
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	5,000	6,096,550
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2044	2,000	2,460,720
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,301,920
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,229,497
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2037	1,130	1,239,045
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2042	2,330	2,541,098
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,208,240
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,361,043
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	280,143
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,129,250
Los Angeles Unified School District (Election 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,227,260
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,314,580
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	6,085,850
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,343,260

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS -AGM)(a)	5.00%	08/01/2048	$5,000	$6,115,950
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,775,530
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,236,040
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	1,500	1,678,080
Sacramento (City of), CA, Series 2018 A, RB	5.00%	06/01/2043	4,500	5,431,185
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	6,000	7,183,320
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,733,803
San Bernardino Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	3,500	3,884,720
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,198,230
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,172,420
San Diego (City of), CA Public Facilities Financing Authority (Master), Series 2010 A, Ref. RB(c)(d)	5.25%	09/01/2020	700	722,799
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,859,190
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,698,910
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(e)	0.75%	04/01/2038	5,000	5,000,000
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,718,920
San Diego (County of), CA Water Authority, Series 2016 B, Ref. RB	5.00%	05/01/2037	1,000	1,206,640
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(c)(d)	5.00%	08/01/2023	1,000	1,146,150
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds	5.00%	07/01/2035	1,000	1,130,690
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,163,870
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	16,437,175
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,602,340
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	3,000	3,404,760
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,275,080
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	4,465	5,240,079
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,388,960
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,499,610
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,707,280
San Francisco (City of), CA Public Utilities Commission, Series 2011 A, RB	5.00%	11/01/2037	3,000	3,221,970
San Francisco Bay Area Rapid Transit District, Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,671,220
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB	5.00%	06/01/2039	3,000	3,372,510
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,663,900
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,627,000
Santa Clara Valley Transportation Authority, Series 2008 A, Ref. VRD RB, (LOC - TD Bank N.A.)(e)(f)	0.71%	04/01/2036	5,000	5,000,000
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,809,145
Santa Cruz (County of), CA Redevelopment Agency, Series 2015 A, Ref. RB, (INS -AGM)(a)	5.00%	09/01/2035	2,500	2,966,350
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,116,690
University of California, Series 2012 G, RB(c)(d)	5.00%	05/15/2022	745	817,511
University of California, Series 2012 G, RB	5.00%	05/15/2037	755	821,667
University of California, Series 2017 AV, RB	5.25%	05/15/2042	2,000	2,468,400
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,831,680
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,810,170
				345,974,254
Puerto Rico-0.46%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS -AGM)(a)	5.00%	07/01/2031	1,100	1,112,474
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS -AGC)(a)	5.13%	07/01/2047	500	514,175
				1,626,649
TOTAL INVESTMENTS IN SECURITIES(g)-97.65% (Cost $328,026,060)				347,600,903
OTHER ASSETS LESS LIABILITIES-2.35%				8,381,214
NET ASSETS-100.00%				$355,982,117

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to crossover refunding.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2019
(Unaudited)
	Shares	Value
Closed-End Funds-100.00%
Bonds-41.18%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,660,833	$15,668,365
BlackRock Core Bond Trust	630,514	9,136,148
BlackRock Credit Allocation Income Trust(a)	1,334,117	18,130,650
BlackRock Income Trust, Inc.	727,416	4,379,044
BlackRock Limited Duration Income Trust(a)	456,501	7,249,236
BlackRock Multi-Sector Income Trust(a)	432,012	7,413,326
BlackRock Taxable Municipal Bond Trust(a)	450,672	10,757,541
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	225,778	5,942,477
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	73,719	2,210,096
DoubleLine Income Solutions Fund(a)	771,044	15,328,355
DoubleLine Opportunistic Credit Fund	116,700	2,409,855
Duff & Phelps Utility and Corporate Bond Trust, Inc.	314,001	2,851,129
Eaton Vance Limited Duration Income Fund(a)	1,697,559	21,898,511
Eaton Vance Short Duration Diversified Income Fund(a)	232,454	3,084,665
Eaton Vance Tax-Managed Buy-Write Strategy Fund(a)	110,940	1,124,932
First Trust Aberdeen Global Opportunity Income Fund(a)	164,122	1,787,289
First Trust Intermediate Duration Preferred & Income Fund(a)	546,944	13,214,167
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	149,896	3,958,753
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	294,769	6,396,487
Flaherty & Crumrine Total Return Fund, Inc.	76,463	1,689,832
Franklin Ltd. Duration Income Trust(a)	347,824	3,241,720
Franklin Universal Trust	365,528	2,796,289
Guggenheim Taxable Municipal Managed Duration Trust(a)	114,027	2,680,775
Insight Select Income Fund(a)	119,230	2,424,912
Invesco Bond Fund(a)(b)	104,406	2,092,296
Invesco Senior Income Trust(a)(b)	2,585,699	10,834,079
John Hancock Preferred Income Fund	162,581	3,593,040
John Hancock Preferred Income Fund II(a)	133,348	2,874,983
John Hancock Preferred Income Fund III(a)	205,578	3,924,484
John Hancock Premium Dividend Fund(a)	290,515	4,935,850
MFS Charter Income Trust(a)	572,859	4,766,187
MFS Intermediate Income Trust(a)	1,326,141	4,999,552
MFS Multimarket Income Trust(a)	807,355	4,916,792
Nuveen Credit Strategies Income Fund	1,743,794	12,938,951
Nuveen Floating Rate Income Fund	813,750	7,746,900
Nuveen Global High Income Fund(a)	338,035	5,310,530
Nuveen Preferred & Income Opportunities Fund	814,072	8,352,379
Nuveen Preferred & Income Securities Fund(a)	1,600,988	16,121,949
Nuveen Preferred & Income Term Fund	179,254	4,540,504
Nuveen Taxable Municipal Income Fund(a)	242,782	5,256,230
PIMCO Income Opportunity Fund(a)	103,682	2,885,470
PIMCO Income Strategy Fund(a)	178,365	2,072,601
PIMCO Income Strategy Fund II(a)	409,745	4,285,933
Pioneer Floating Rate Trust(a)	354,748	3,735,496
Putnam Master Intermediate Income Trust(a)	479,674	2,273,655
Putnam Premier Income Trust(a)	921,323	4,984,357
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	92,948	1,529,924
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., Rts. expiring 12/10/2019(c)	91,532	2,105
TCW Strategic Income Fund, Inc.(a)	424,821	2,468,210
	Shares	Value
Bonds-(continued)
Templeton Global Income Fund	1,725,588	$10,146,457
Vertical Capital Income Fund(a)	157,055	1,597,092
Virtus Global Multi-Sector Income Fund(a)	103,799	1,301,639
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	168,234	2,950,824
Western Asset Inflation-Linked Opportunities & Income Fund	897,865	9,997,727
Western Asset Inflation-Linked Securities & Income Fund(a)	427,663	5,114,849
Western Asset Investment Grade Defined Opportunity Trust, Inc.(a)	74,724	1,587,138
Western Asset Premier Bond Fund(a)	110,332	1,556,785
		327,469,522
Bonds/High Yield-28.47%
AllianceBernstein Global High Income Fund, Inc.	1,112,670	13,318,660
AllianzGI Convertible & Income 2024 Target	165,450	1,621,410
Barings Global Short Duration High Yield Fund	182,865	2,982,528
BlackRock Corporate High Yield Fund, Inc.(a)	1,576,783	17,612,666
BlackRock Debt Strategies Fund, Inc.	711,723	7,764,898
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	527,857	6,819,912
BlackRock Floating Rate Income Trust(a)	335,921	4,239,323
BNY Mellon High Yield Strategies Fund	853,538	2,603,291
Credit Suisse Asset Management Income Fund, Inc.(a)	669,706	2,146,408
Credit Suisse High Yield Bond Fund(a)	791,576	2,002,687
Eaton Vance Floating-Rate Income Trust	573,868	7,620,967
Eaton Vance Senior Floating-Rate Trust(a)	527,637	6,817,070
Eaton Vance Senior Income Trust	548,022	3,419,657
First Trust High Income Long/Short Fund(a)	489,082	7,585,662
First Trust Senior Floating Rate 2022 Target Term Fund(a)	411,106	3,709,574
First Trust Senior Floating Rate Income Fund II(a)	387,978	4,717,813
Guggenheim Credit Allocation Fund(a)	52,286	1,055,132
Highland Income Fund	817,439	9,457,769
Invesco High Income 2023 Target Term Fund(a)(b)	189,646	2,002,662
Ivy High Income Opportunities Fund(a)	216,091	2,882,654
KKR Income Opportunities Fund(a)	184,137	2,822,820
Morgan Stanley Emerging Markets Debt Fund, Inc.	294,006	2,801,877
Neuberger Berman High Yield Strategies Fund, Inc.(a)	226,693	2,729,384
New America High Income Fund, Inc. (The)(a)	308,088	2,748,145
Nuveen Floating Rate Income Opportunity Fund	580,223	5,523,723
Nuveen Mortgage and Income Fund(a)	124,545	2,779,844
Nuveen NASDAQ 100 Dynamic Overwrite Fund	308,923	7,432,687
Nuveen Senior Income Fund	554,880	3,146,170
Nuveen Short Duration Credit Opportunities Fund(a)	131,959	1,927,921
PGIM Global High Yield Fund, Inc.(a)	584,411	8,491,492
PGIM High Yield Bond Fund, Inc.(a)	474,799	7,098,245
Pioneer High Income Trust(a)	336,040	3,145,334
Stone Harbor Emerging Markets Total Income Fund(a)	59,476	688,137
Templeton Emerging Markets Income Fund(a)	564,383	4,983,502
THL Credit Senior Loan Fund(a)	108,209	1,586,344
Voya Prime Rate Trust(a)	2,174,267	10,501,710
Wells Fargo Income Opportunities Fund(a)	789,897	6,611,438
Wells Fargo Multi-Sector Income Fund(a)	355,264	4,511,853

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Bonds/High Yield-(continued)
Western Asset Emerging Markets Debt Fund, Inc.(a)	864,278	$12,160,391
Western Asset Global High Income Fund, Inc.(a)	566,504	5,483,759
Western Asset High Income Fund II, Inc.(a)	1,006,792	6,664,963
Western Asset High Income Opportunity Fund, Inc.(a)	1,633,536	8,167,680
Western Asset High Yield Defined Opportunity Fund, Inc.(a)	260,839	3,977,795
		226,365,957
Domestic Equity-2.99%
Guggenheim Strategic Opportunities Fund(a)	243,091	4,706,242
John Hancock Tax-Advantaged Dividend Income Fund(a)	283,878	7,755,547
NexPoint Strategic Opportunities Fund	673,658	11,344,400
		23,806,189
Option Income-27.36%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,236,425	15,813,876
BlackRock Energy and Resources Trust(a)	383,487	4,203,018
BlackRock Enhanced Capital and Income Fund, Inc.(a)	498,513	8,295,256
BlackRock Enhanced Equity Dividend Trust(a)	2,114,474	20,320,095
BlackRock Enhanced Global Dividend Trust(a)	948,636	10,188,351
BlackRock Enhanced International Dividend Trust(a)	1,529,775	8,643,229
BlackRock Health Sciences Trust(a)	70,813	2,950,070
BlackRock Resources & Commodities Strategy Trust(a)	1,335,404	10,229,195
Blackrock Science & Technology Trust(a)	151,125	5,173,915
Brookfield Real Assets Income Fund, Inc.(a)	409,501	8,976,262
Cohen & Steers Global Income Builder, Inc.(a)	259,897	2,380,657
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	106,824	2,514,637
Eaton Vance Enhanced Equity Income Fund(a)	301,249	4,804,922
Eaton Vance Enhanced Equity Income Fund II(a)	323,162	5,635,945
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	489,047	4,562,808
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	172,205	2,777,667
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	542,907	8,056,740
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,145,694	14,103,493
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	976,223	10,016,048
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	2,723,940	$23,589,320
First Trust Dynamic Europe Equity Income Fund(a)	204,151	3,019,393
First Trust Enhanced Equity Income Fund(a)	154,492	2,529,034
GAMCO Natural Resources Gold & Income Trust(a)	186,461	1,107,578
Guggenheim Enhanced Equity Income Fund(a)	324,482	2,628,304
John Hancock Hedged Equity & Income Fund	138,703	1,989,001
Madison Covered Call & Equity Strategy Fund(a)	248,498	1,642,398
Nuveen Dow 30sm Dynamic Overwrite Fund	280,486	5,081,453
Nuveen S&P 500 Buy-Write Income Fund(a)	824,269	11,383,155
Nuveen S&P 500 Dynamic Overwrite Fund(a)	112,313	1,816,101
Voya Asia Pacific High Dividend Equity Income Fund(a)	155,475	1,271,785
Voya Global Advantage and Premium Opportunity Fund(a)	210,325	2,210,516
Voya Global Equity Dividend and Premium Opportunity Fund	1,121,484	6,874,697
Voya Infrastructure Industrials and Materials Fund	250,284	2,795,672
		217,584,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $776,271,986)		795,226,259
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.41%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	8,347,163	8,347,163
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	2,853,716	2,854,857
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,202,020)		11,202,020
TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $787,474,006)		806,428,279
OTHER ASSETS LESS LIABILITIES-(1.41)%		(11,183,621)
NET ASSETS-100.00%		$795,244,658

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments
(a)	All or a portion of this security was out on loan at November 30, 2019.
(b)	The Adviser and the adviser for Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund, Invesco High Income 2023 Target Term Fund and Invesco Senior Income Trust are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Bond Fund	$2,070,561	$86,254	$(87,597)	$18,825	$4,253	$2,092,296	$20,398
Invesco High Income 2023 Target Term Fund	1,961,967	82,484	(61,774)	18,793	1,192	2,002,662	27,964
Invesco Senior Income Trust	9,522,696	1,359,298	(156,601)	126,941	(18,255)	10,834,079	174,791
Total Investments in Affiliates	$13,555,224	$1,528,036	$(305,972)	$164,559	$(12,810)	$14,929,037	$223,153

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.41%
Aerospace & Defense-1.57%
Arconic, Inc.
5.87%, 02/23/2022	$2,450,000	$2,616,514
5.90%, 02/01/2027	2,479,000	2,817,979
TransDigm, Inc.
6.50%, 07/15/2024	2,932,075	3,031,003
7.50%, 03/15/2027	2,675,000	2,901,900
		11,367,396
Airlines-2.79%
Delta Air Lines, Inc.
3.63%, 03/15/2022	4,922,000	5,043,277
4.38%, 04/19/2028	5,023,000	5,216,479
United Airlines Holdings, Inc., 4.25%, 10/01/2022	9,606,100	9,918,298
		20,178,054
Auto Components-2.33%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	3,487,000	3,552,381
Dana, Inc., 5.50%, 12/15/2024	3,406,000	3,513,851
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023(b)	2,893,000	2,921,901
5.00%, 05/31/2026(b)	2,959,000	3,050,418
Tenneco, Inc., 5.00%, 07/15/2026(b)	4,442,000	3,821,342
		16,859,893
Automobiles-2.60%
Ford Motor Co., 4.35%, 12/08/2026(b)	9,250,000	9,347,929
Ford Motor Credit Co. LLC, 5.58%, 03/18/2024	8,850,000	9,475,974
		18,823,903
Banks-0.68%
CIT Group, Inc.
5.00%, 08/15/2022	2,309,000	2,463,225
5.25%, 03/07/2025	2,259,000	2,490,525
		4,953,750
Building Products-0.76%
Griffon Corp., 5.25%, 03/01/2022	1,768,000	1,787,365
Owens Corning, 3.40%, 08/15/2026	3,647,000	3,695,543
		5,482,908
Chemicals-3.75%
Ashland LLC, 4.75%, 08/15/2022	2,728,000	2,864,400
Blue Cube Spinco LLC, 9.75%, 10/15/2023	1,387,000	1,511,816
CF Industries, Inc., 3.45%, 06/01/2023	5,091,000	5,218,224
Chemours Co. (The)
6.63%, 05/15/2023	1,666,000	1,645,175
5.38%, 05/15/2027	1,682,000	1,417,127
Huntsman International LLC
5.13%, 11/15/2022	2,064,000	2,203,784
4.50%, 05/01/2029	2,239,000	2,368,244
Olin Corp., 5.63%, 08/01/2029	1,650,000	1,724,291
PolyOne Corp., 5.25%, 03/15/2023	2,567,000	2,765,917
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029(c)	3,000,000	3,037,575
Valvoline, Inc., 4.38%, 08/15/2025	2,288,000	2,346,150
		27,102,703
Commercial Services & Supplies-1.41%
ADT Security Corp. (The), 3.50%, 07/15/2022	3,494,000	3,555,121
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Covanta Holding Corp.
5.88%, 03/01/2024	$1,396,000	$1,441,949
6.00%, 01/01/2027	1,356,000	1,424,271
Pitney Bowes, Inc., 4.63%, 03/15/2024(b)	3,911,000	3,793,631
		10,214,972
Communications Equipment-0.49%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,553,150	1,669,248
6.63%, 08/01/2026	1,677,000	1,845,283
		3,514,531
Construction & Engineering-1.24%
AECOM
5.88%, 10/15/2024	2,600,000	2,846,974
5.13%, 03/15/2027	2,705,000	2,888,527
MasTec, Inc., 4.88%, 03/15/2023	3,204,000	3,253,390
		8,988,891
Construction Materials-0.22%
US Concrete, Inc., 6.38%, 06/01/2024	1,502,000	1,565,820
Consumer Finance-2.64%
Ally Financial, Inc.
8.00%, 03/15/2020	4,000,000	4,052,860
5.75%, 11/20/2025	3,918,000	4,324,492
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	2,350,000	2,485,425
Navient Corp.
8.00%, 03/25/2020	1,125,000	1,142,758
6.50%, 06/15/2022	3,095,000	3,364,327
6.75%, 06/15/2026	3,500,000	3,754,118
		19,123,980
Containers & Packaging-2.65%
Ball Corp.
4.00%, 11/15/2023	2,154,000	2,256,294
5.25%, 07/01/2025	2,140,000	2,396,543
Berry Global, Inc., 5.13%, 07/15/2023	3,984,000	4,098,500
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	2,246,000	2,353,786
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	2,251,000	2,367,146
Graphic Packaging International LLC, 4.75%, 04/15/2021	3,116,000	3,195,146
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	2,500,000	2,510,950
		19,178,365
Distributors-0.60%
LKQ Corp., 4.75%, 05/15/2023	4,254,000	4,333,720
Diversified Consumer Services-0.47%
Service Corp. International
5.38%, 05/15/2024	1,595,000	1,646,821
5.13%, 06/01/2029	1,669,000	1,785,872
		3,432,693
Diversified Financial Services-0.42%
Washington Prime Group L.P., 6.45%, 08/15/2024(b)	3,150,000	3,024,000

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-1.87%
CenturyLink, Inc.
Series G, 6.88%, 01/15/2028(b)	$5,079,000	$5,512,480
Series S, 6.45%, 06/15/2021	4,763,000	5,011,867
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/2025	2,944,000	3,035,970
		13,560,317
Electric Utilities-0.45%
DPL, Inc., 7.25%, 10/15/2021	3,127,000	3,261,148
Electronic Equipment, Instruments & Components-1.09%
Anixter, Inc., 5.50%, 03/01/2023	3,056,000	3,187,148
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	4,464,000	4,664,836
		7,851,984
Energy Equipment & Services-1.22%
Forum Energy Technologies, Inc., 6.25%, 10/01/2021	1,788,000	1,435,585
Nabors Industries, Inc.
5.50%, 01/15/2023(b)	1,752,480	1,546,564
5.75%, 02/01/2025	1,937,000	1,516,506
Oceaneering International, Inc., 4.65%, 11/15/2024	3,222,000	2,883,690
SESI, LLC, 7.75%, 09/15/2024	2,505,620	1,439,692
		8,822,037
Entertainment-0.61%
Netflix, Inc.
5.50%, 02/15/2022	2,066,000	2,187,336
4.88%, 04/15/2028	2,136,000	2,193,256
		4,380,592
Equity REITs-5.07%
CyrusOne L.P./CyrusOne Finance Corp.
5.00%, 03/15/2024	1,067,000	1,104,041
5.38%, 03/15/2027	1,051,000	1,159,093
Equinix, Inc., 5.38%, 05/15/2027	4,847,000	5,265,175
FelCor Lodging L.P., 6.00%, 06/01/2025	2,780,000	2,920,154
GEO Group, Inc. (The), 6.00%, 04/15/2026	3,619,000	2,877,195
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 11/01/2023	1,400,000	1,532,636
5.38%, 04/15/2026	1,476,000	1,629,880
Iron Mountain, Inc., 5.75%, 08/15/2024	5,164,000	5,245,075
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	2,682,000	2,822,872
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	1,298,000	1,330,989
Ryman Hospitality Properties, Inc., 4.75%, 10/15/2027(c)	1,279,000	1,320,340
Sabra Health Care L.P., 5.13%, 08/15/2026	2,131,000	2,294,607
SBA Communications Corp., 4.88%, 09/01/2024	3,097,000	3,219,873
Senior Housing Properties Trust, 4.75%, 02/15/2028	3,932,000	3,984,501
		36,706,431
Food Products-0.72%
B&G Foods, Inc., 5.25%, 04/01/2025	2,346,000	2,375,325
TreeHouse Foods, Inc., 4.88%, 03/15/2022	2,832,000	2,854,124
		5,229,449
	Principal Amount	Value
Gas Utilities-0.63%
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	$2,120,000	$2,268,379
5.88%, 08/20/2026	2,070,000	2,276,632
		4,545,011
Health Care Equipment & Supplies-1.33%
Becton, Dickinson and Co.
2.89%, 06/06/2022	3,287,000	3,338,302
3.70%, 06/06/2027	3,231,000	3,461,520
Teleflex, Inc., 4.63%, 11/15/2027	2,690,000	2,850,922
		9,650,744
Health Care Providers & Services-6.74%
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	2,567,000	2,621,523
Centene Corp., 6.13%, 02/15/2024	6,485,000	6,748,453
DaVita, Inc., 5.13%, 07/15/2024	6,053,000	6,226,963
Encompass Health Corp., 5.75%, 11/01/2024	3,050,000	3,099,532
HCA, Inc.
7.50%, 02/15/2022	4,878,000	5,414,546
5.38%, 02/01/2025	5,085,000	5,631,587
Magellan Health, Inc., 4.90%, 09/22/2024	3,061,000	3,100,533
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,312,000	4,570,690
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	6,300,000	6,552,000
WellCare Health Plans, Inc., 5.25%, 04/01/2025	4,577,000	4,800,083
		48,765,910
Hotels, Restaurants & Leisure-4.95%
Aramark Services, Inc., 4.75%, 06/01/2026	4,825,000	5,005,081
Boyd Gaming Corp., 6.38%, 04/01/2026	2,346,000	2,509,804
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	1,760,000	1,878,488
Cinemark USA, Inc., 4.88%, 06/01/2023	3,091,000	3,145,061
Eldorado Resorts, Inc., 6.00%, 04/01/2025	1,671,000	1,762,888
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	4,013,000	4,135,055
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	1,884,000	2,052,381
MGM Resorts International
6.00%, 03/15/2023	2,586,000	2,851,065
5.75%, 06/15/2025	2,585,000	2,891,943
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,483,000	1,525,276
Series J, 5.75%, 04/01/2027	1,479,000	1,605,229
Yum! Brands, Inc., 3.75%, 11/01/2021	6,285,000	6,428,926
		35,791,197
Household Durables-3.69%
Century Communities, Inc., 6.75%, 06/01/2027(c)	1,435,000	1,524,433
KB Home, 7.00%, 12/15/2021	2,138,000	2,312,568
Lennar Corp.
4.50%, 04/30/2024	2,100,000	2,232,657
4.75%, 11/29/2027	2,193,000	2,368,495
Newell Brands, Inc.
3.85%, 04/01/2023	2,700,000	2,787,210
4.20%, 04/01/2026	2,700,000	2,788,696

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
PulteGroup, Inc.
4.25%, 03/01/2021	$2,054,500	$2,098,980
5.50%, 03/01/2026	2,043,000	2,269,921
Tempur Sealy International, Inc., 5.50%, 06/15/2026	2,668,000	2,807,596
Toll Brothers Finance Corp.
4.38%, 04/15/2023	1,475,340	1,542,342
4.88%, 03/15/2027	1,441,000	1,563,986
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	2,218,000	2,396,360
		26,693,244
Household Products-0.65%
Spectrum Brands, Inc., 5.75%, 07/15/2025	4,505,000	4,728,763
Independent Power and Renewable Electricity Producers-1.17%
AES Corp. (The), 5.13%, 09/01/2027	3,172,000	3,397,442
NRG Energy, Inc., 6.63%, 01/15/2027	4,694,000	5,092,157
		8,489,599
Insurance-1.05%
Genworth Holdings, Inc., 7.63%, 09/24/2021(b)	7,299,000	7,560,450
Internet & Direct Marketing Retail-0.77%
QVC, Inc., 4.38%, 03/15/2023	5,387,000	5,580,754
IT Services-0.41%
Leidos Holdings, Inc., 4.45%, 12/01/2020	359,640	365,883
VeriSign, Inc.
4.63%, 05/01/2023	1,234,000	1,257,125
4.75%, 07/15/2027	1,248,000	1,329,523
		2,952,531
Leisure Products-0.74%
Mattel, Inc., 2.35%, 08/15/2021	5,286,000	5,340,974
Machinery-0.92%
Trinity Industries, Inc., 4.55%, 10/01/2024	3,499,000	3,602,423
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	1,400,000	1,485,952
4.95%, 09/15/2028	1,397,000	1,553,623
		6,641,998
Media-4.28%
AMC Networks, Inc.
5.00%, 04/01/2024	1,536,000	1,545,600
4.75%, 08/01/2025	1,555,000	1,547,225
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
4.46%, 07/23/2022	5,094,000	5,346,116
4.91%, 07/23/2025	5,091,000	5,587,627
DISH DBS Corp.
6.75%, 06/01/2021	3,244,000	3,425,307
7.75%, 07/01/2026(b)	3,907,000	4,055,906
Lamar Media Corp., 5.75%, 02/01/2026	3,348,000	3,568,206
Meredith Corp., 6.88%, 02/01/2026	2,321,000	2,391,437
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/2025	3,385,000	3,499,125
		30,966,549
Metals & Mining-3.32%
AK Steel Corp.
7.50%, 07/15/2023	1,632,000	1,640,837
7.00%, 03/15/2027(b)	1,998,760	1,738,227
	Principal Amount	Value
Metals & Mining-(continued)
Allegheny Technologies, Inc., 7.88%, 08/15/2023	$2,184,000	$2,432,408
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027(c)	3,091,000	2,966,811
Commercial Metals Co., 5.75%, 04/15/2026	2,981,000	3,096,134
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	2,379,000	2,396,842
4.55%, 11/14/2024	3,998,000	4,211,733
Kaiser Aluminum Corp., 5.88%, 05/15/2024	1,559,000	1,622,140
United States Steel Corp., 6.88%, 08/15/2025(b)	4,131,000	3,883,140
		23,988,272
Mortgage REITs-0.70%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	2,364,000	2,469,789
4.75%, 03/15/2025	2,474,000	2,580,172
		5,049,961
Oil, Gas & Consumable Fuels-9.89%
Antero Resources Corp., 5.63%, 06/01/2023(b)	3,864,000	2,743,440
Callon Petroleum Co., 6.13%, 10/01/2024	1,160,000	1,104,900
Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023(b)	1,476,000	1,424,325
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,500,000	1,724,760
5.88%, 03/31/2025	1,504,000	1,684,781
Chesapeake Energy Corp., 8.00%, 03/15/2026(c)	4,400,000	2,034,439
Continental Resources, Inc.
4.50%, 04/15/2023	2,110,000	2,200,908
4.38%, 01/15/2028	2,165,000	2,240,764
Devon Energy Corp., 5.85%, 12/15/2025(b)	4,581,000	5,431,553
Diamondback Energy, Inc., 4.75%, 11/01/2024	2,120,000	2,202,447
Gulfport Energy Corp., 6.00%, 10/15/2024	1,662,000	1,142,126
Hess Corp., 4.30%, 04/01/2027	5,621,000	5,914,110
Jagged Peak Energy LLC, 5.88%, 05/01/2026	555,000	562,008
Laredo Petroleum, Inc., 5.63%, 01/15/2022(b)	1,393,000	1,286,321
Matador Resources Co., 5.88%, 09/15/2026	1,101,000	1,090,040
Murphy Oil Corp.
4.45%, 12/01/2022	2,109,000	2,177,528
5.75%, 08/15/2025	2,159,000	2,215,609
Murphy Oil USA, Inc., 4.75%, 09/15/2029	4,200,000	4,444,534
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	4,697,000	4,978,773
PDC Energy, Inc., 6.13%, 09/15/2024	1,964,000	1,959,905
QEP Resources, Inc.
5.25%, 05/01/2023	1,431,000	1,363,027
5.63%, 03/01/2026(b)	1,495,000	1,360,413
Range Resources Corp.
5.00%, 03/15/2023(b)	1,531,000	1,333,868
4.88%, 05/15/2025(b)	1,603,000	1,310,452
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/2022	2,313,000	2,338,300
SM Energy Co.
6.13%, 11/15/2022	1,254,000	1,226,176
6.75%, 09/15/2026(b)	1,426,000	1,301,721
Southwestern Energy Co., 6.20%, 01/23/2025	2,521,000	2,199,598
SRC Energy, Inc., 6.25%, 12/01/2025	1,175,000	1,151,488

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.38%, 02/01/2027	$4,830,000	$4,925,743
Whiting Petroleum Corp.
6.25%, 04/01/2023(b)	1,207,230	842,043
6.63%, 01/15/2026(b)	1,294,000	740,847
WPX Energy, Inc.
5.25%, 09/15/2024	1,443,380	1,478,685
5.25%, 10/15/2027	1,400,000	1,403,465
		71,539,097
Personal Products-0.35%
Edgewell Personal Care Co., 4.70%, 05/24/2022	2,429,000	2,501,853
Pharmaceuticals-0.38%
Elanco Animal Health, Inc.
4.27%, 08/28/2023	1,308,000	1,370,043
4.90%, 08/28/2028	1,250,000	1,352,729
		2,722,772
Professional Services-1.20%
IHS Markit Ltd.
4.13%, 08/01/2023	1,558,000	1,650,826
4.75%, 08/01/2028	1,500,000	1,672,781
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/2020	5,331,000	5,348,326
		8,671,933
Real Estate Management & Development-0.58%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	2,188,000	2,252,634
Newmark Group, Inc., 6.13%, 11/15/2023	1,800,000	1,979,775
		4,232,409
Semiconductors & Semiconductor Equipment-2.15%
Amkor Technology, Inc., 6.63%, 09/15/2027(c)	3,375,000	3,695,709
Micron Technology, Inc.
4.64%, 02/06/2024	3,945,000	4,238,431
5.33%, 02/06/2029	4,045,000	4,533,663
Qorvo, Inc., 5.50%, 07/15/2026	2,905,000	3,095,638
		15,563,441
Software-1.98%
CDK Global, Inc.
5.00%, 10/15/2024	1,219,000	1,321,079
4.88%, 06/01/2027	1,231,000	1,292,467
Citrix Systems, Inc., 4.50%, 12/01/2027	3,047,000	3,314,733
NortonLifeLock, Inc., 4.20%, 09/15/2020	5,833,000	5,891,003
Nuance Communications, Inc., 5.63%, 12/15/2026	2,370,640	2,524,311
		14,343,593
Specialty Retail-3.92%
Asbury Automotive Group, Inc., 6.00%, 12/15/2024	3,175,000	3,282,124
Gap, Inc. (The), 5.95%, 04/12/2021	5,889,000	6,116,209
Group 1 Automotive, Inc., 5.00%, 06/01/2022	3,556,000	3,609,315
L Brands, Inc.
5.63%, 02/15/2022	3,392,000	3,565,816
5.25%, 02/01/2028	3,991,000	3,710,922
	Principal Amount	Value
Specialty Retail-(continued)
Penske Automotive Group, Inc.
5.75%, 10/01/2022	$2,352,000	$2,383,444
5.50%, 05/15/2026	2,455,000	2,583,452
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	3,025,000	3,142,219
		28,393,501
Technology Hardware, Storage & Peripherals-4.93%
EMC Corp., 3.38%, 06/01/2023(b)	11,943,000	12,085,480
NCR Corp., 6.38%, 12/15/2023	3,900,000	4,003,896
Seagate HDD Cayman
4.75%, 06/01/2023	3,275,000	3,443,913
4.75%, 01/01/2025	3,342,000	3,517,979
Western Digital Corp., 4.75%, 02/15/2026	7,308,000	7,540,942
Xerox Corp., 4.50%, 05/15/2021	4,970,000	5,105,433
		35,697,643
Textiles, Apparel & Luxury Goods-0.43%
Under Armour, Inc., 3.25%, 06/15/2026	3,250,000	3,115,609
Thrifts & Mortgage Finance-0.69%
MGIC Investment Corp., 5.75%, 08/15/2023	2,376,000	2,632,406
Radian Group, Inc.
4.50%, 10/01/2024	1,121,420	1,183,564
4.88%, 03/15/2027	1,100,000	1,155,382
		4,971,352
Trading Companies & Distributors-1.79%
H&E Equipment Services, Inc., 5.63%, 09/01/2025	1,924,000	2,028,213
United Rentals North America, Inc.
6.50%, 12/15/2026	5,170,000	5,655,605
4.88%, 01/15/2028	1,500,000	1,568,858
WESCO Distribution, Inc., 5.38%, 12/15/2021	3,678,000	3,695,471
		12,948,147
Wireless Telecommunication Services-3.12%
Sprint Capital Corp., 6.88%, 11/15/2028	5,526,000	5,906,161
Sprint Corp., 7.88%, 09/15/2023	5,224,000	5,756,195
T-Mobile USA, Inc.
4.00%, 04/15/2022	5,341,000	5,514,545
6.50%, 01/15/2026	5,028,000	5,392,656
		22,569,557
Total U.S. Dollar Denominated Bonds & Notes (Cost $706,528,537)		711,974,401
	Shares
Money Market Funds-1.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $8,272,955)	8,272,955	8,272,955
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $714,801,492)		720,247,356
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	29,779,199	29,779,199

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	9,779,726	$9,783,638
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,562,676)		39,562,837
TOTAL INVESTMENTS IN SECURITIES-105.02% (Cost $754,364,168)		759,810,193
OTHER ASSETS LESS LIABILITIES-(5.02)%		(36,325,044)
NET ASSETS-100.00%		$723,485,149

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $28,006,170, which represented 3.87% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Aerospace & Defense-2.63%
Boeing Co. (The)
4.88%, 02/15/2020	$180,000	$180,993
3.20%, 03/01/2029	232,000	244,069
General Dynamics Corp.
3.00%, 05/11/2021	115,000	116,904
3.75%, 05/15/2028	130,000	144,624
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	119,000	124,927
L3Harris Technologies, Inc.
3.85%, 06/15/2023(b)	75,000	79,086
4.40%, 06/15/2028(b)	75,000	83,863
Lockheed Martin Corp.
2.50%, 11/23/2020	180,000	180,881
3.55%, 01/15/2026	168,000	180,607
Northrop Grumman Corp.
2.55%, 10/15/2022	102,000	103,469
3.25%, 01/15/2028	125,000	130,470
Raytheon Co., 2.50%, 12/15/2022	241,000	244,822
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	100,000	108,546
United Technologies Corp.
3.10%, 06/01/2022	187,000	192,084
4.13%, 11/16/2028	200,000	225,210
		2,340,555
Air Freight & Logistics-0.97%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	144,000	158,778
FedEx Corp.
4.00%, 01/15/2024	132,000	141,251
3.25%, 04/01/2026	155,000	161,471
United Parcel Service, Inc.
3.13%, 01/15/2021	192,000	194,715
3.05%, 11/15/2027	200,000	210,758
		866,973
Airlines-0.23%
Southwest Airlines Co., 2.65%, 11/05/2020	208,000	209,203
Auto Components-0.30%
BorgWarner, Inc., 3.38%, 03/15/2025	126,000	131,669
Lear Corp., 5.25%, 01/15/2025	132,000	135,806
		267,475
Automobiles-0.59%
General Motors Financial Co., Inc.
3.20%, 07/06/2021	250,000	253,178
4.35%, 01/17/2027	262,000	271,898
		525,076
Banks-7.50%
Bank of America Corp.
3.30%, 01/11/2023	378,000	391,148
3.25%, 10/21/2027	400,000	417,353
BB&T Corp., 2.45%, 01/15/2020	141,000	141,026
Branch Banking & Trust Co., 3.63%, 09/16/2025	150,000	159,895
Citigroup, Inc.
4.50%, 01/14/2022	334,000	350,567
4.45%, 09/29/2027	360,000	396,550
Citizens Bank, N.A.
2.45%, 12/04/2019	100,000	100,001
3.75%, 02/18/2026	125,000	133,467
	Principal Amount	Value
Banks-(continued)
Comerica, Inc.
3.70%, 07/31/2023	$62,000	$65,275
4.00%, 02/01/2029	75,000	82,449
Fifth Third Bank
2.25%, 06/14/2021	150,000	150,663
3.95%, 07/28/2025	100,000	108,866
First Horizon National Corp., 3.50%, 12/15/2020	105,000	106,292
First Republic Bank, 2.50%, 06/06/2022	150,000	151,378
Huntington Bancshares, Inc.
3.15%, 03/14/2021	78,000	79,021
4.00%, 05/15/2025	90,000	96,988
JPMorgan Chase & Co.
4.50%, 01/24/2022	419,000	439,781
2.95%, 10/01/2026	495,000	511,089
KeyBank N.A., 3.30%, 06/01/2025	100,000	105,626
KeyCorp, 5.10%, 03/24/2021	91,000	94,589
Manufacturers and Traders Trust Co.
2.63%, 01/25/2021	150,000	151,093
2.90%, 02/06/2025	100,000	103,151
People’s United Financial, Inc., 3.65%, 12/06/2022	115,000	118,976
PNC Bank, N.A.
2.15%, 04/29/2021	250,000	250,820
4.05%, 07/26/2028	175,000	193,503
Regions Financial Corp., 3.20%, 02/08/2021	196,000	198,396
SunTrust Banks, Inc.
3.20%, 04/01/2024	135,000	140,596
4.00%, 05/01/2025	130,000	140,685
U.S. Bancorp
3.38%, 02/05/2024	200,000	210,279
Series V, 2.38%, 07/22/2026	192,000	193,843
Wells Fargo & Co.
2.63%, 07/22/2022	414,000	419,130
3.00%, 04/22/2026	470,000	484,256
		6,686,752
Beverages-1.62%
Coca-Cola Co. (The)
3.30%, 09/01/2021	248,000	254,454
2.88%, 10/27/2025	253,000	264,766
Constellation Brands, Inc.
4.25%, 05/01/2023	66,000	70,383
3.60%, 02/15/2028	80,000	85,013
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	75,000	79,369
4.60%, 05/25/2028	75,000	85,131
Molson Coors Brewing Co.
2.10%, 07/15/2021	71,000	70,953
3.00%, 07/15/2026	85,000	85,534
PepsiCo., Inc.
2.75%, 03/01/2023	231,000	238,402
3.00%, 10/15/2027	200,000	212,645
		1,446,650
Biotechnology-1.52%
AbbVie, Inc.
2.50%, 05/14/2020	191,000	191,330
3.60%, 05/14/2025	202,000	211,994
Amgen, Inc.
3.88%, 11/15/2021	165,000	170,055
2.60%, 08/19/2026	193,000	195,821

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Biogen, Inc.
2.90%, 09/15/2020	$103,000	$103,602
4.05%, 09/15/2025	107,000	116,342
Gilead Sciences, Inc.
2.55%, 09/01/2020	166,000	166,783
3.65%, 03/01/2026	184,000	197,933
		1,353,860
Building Products-0.19%
Fortune Brands Home & Security, Inc., 4.00%, 09/21/2023	41,000	43,310
Masco Corp., 4.38%, 04/01/2026	115,000	124,876
		168,186
Capital Markets-4.09%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	108,000	115,261
2.88%, 09/15/2026	117,000	120,196
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	189,000	190,107
3.85%, 04/28/2028	170,000	189,577
BlackRock, Inc.
3.50%, 03/18/2024	148,000	157,643
3.20%, 03/15/2027	165,000	175,808
Charles Schwab Corp. (The)
4.45%, 07/22/2020	123,000	124,917
3.20%, 03/02/2027	135,000	141,200
CME Group, Inc.
3.00%, 09/15/2022	105,000	108,039
3.00%, 03/15/2025	115,000	120,006
E*TRADE Financial Corp., 2.95%, 08/24/2022	150,000	152,115
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	228,000	244,850
3.50%, 11/16/2026	270,000	281,988
Jefferies Group LLC, 6.88%, 04/15/2021	60,000	63,494
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	75,000	81,494
Morgan Stanley
3.63%, 01/20/2027	250,000	266,712
Series F, 3.88%, 04/29/2024	229,000	243,470
Nasdaq, Inc.
4.25%, 06/01/2024	48,000	51,798
3.85%, 06/30/2026	55,000	58,913
Northern Trust Corp.
3.45%, 11/04/2020	90,000	91,311
3.95%, 10/30/2025	100,000	109,416
Raymond James Financial, Inc., 3.63%, 09/15/2026	135,000	144,351
State Street Corp.
2.55%, 08/18/2020	121,000	121,581
3.55%, 08/18/2025	135,000	144,935
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	66,000	67,385
3.30%, 04/01/2027	77,000	80,876
		3,647,443
Chemicals-2.63%
Celanese US Holdings LLC, 4.63%, 11/15/2022	115,000	121,739
DuPont de Nemours, Inc.
4.21%, 11/15/2023	235,000	251,283
4.73%, 11/15/2028	220,000	249,424
	Principal Amount	Value
Chemicals-(continued)
Eastman Chemical Co.
3.60%, 08/15/2022	$67,000	$69,257
3.80%, 03/15/2025	80,000	84,000
Ecolab, Inc.
4.35%, 12/08/2021	78,000	81,606
2.70%, 11/01/2026	92,000	94,590
FMC Corp., 3.20%, 10/01/2026	100,000	102,600
LYB International Finance II B.V., 3.50%, 03/02/2027	165,000	171,985
LyondellBasell Industries N.V., 5.75%, 04/15/2024	150,000	169,263
Mosaic Co. (The)
4.25%, 11/15/2023	80,000	85,350
4.05%, 11/15/2027	76,000	79,280
PPG Industries, Inc.
3.60%, 11/15/2020	81,000	82,200
3.75%, 03/15/2028(c)	95,000	103,719
Praxair, Inc.
2.45%, 02/15/2022	134,000	135,535
3.20%, 01/30/2026	150,000	158,483
Sherwin-Williams Co. (The)
2.75%, 06/01/2022	100,000	101,617
3.45%, 06/01/2027	85,000	89,720
Westlake Chemical Corp., 3.60%, 08/15/2026	113,000	116,842
		2,348,493
Commercial Services & Supplies-0.62%
Cintas Corp. No. 2
2.90%, 04/01/2022	50,000	51,013
3.70%, 04/01/2027	55,000	59,696
Republic Services, Inc.
3.55%, 06/01/2022	85,000	87,969
3.95%, 05/15/2028	86,000	95,185
Waste Management, Inc.
2.95%, 06/15/2024	135,000	139,479
3.45%, 06/15/2029	115,000	123,596
		556,938
Communications Equipment-0.74%
Cisco Systems, Inc.
4.45%, 01/15/2020	228,000	228,650
2.50%, 09/20/2026	256,000	262,603
Juniper Networks, Inc., 4.50%, 03/15/2024	89,000	96,282
Motorola Solutions, Inc., 4.00%, 09/01/2024	65,000	68,764
		656,299
Construction & Engineering-0.17%
Fluor Corp., 3.50%, 12/15/2024(c)	153,000	152,064
Construction Materials-0.12%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	105,000	109,026
Consumer Finance-1.17%
American Express Co., 2.50%, 08/01/2022	200,000	202,221
American Express Credit Corp., 3.30%, 05/03/2027	165,000	176,852
Capital One Financial Corp.
2.50%, 05/12/2020	196,000	196,370
4.20%, 10/29/2025	202,000	216,879

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Discover Bank
3.10%, 06/04/2020	$125,000	$125,542
3.45%, 07/27/2026	125,000	129,472
		1,047,336
Containers & Packaging-0.72%
Avery Dennison Corp., 4.88%, 12/06/2028	105,000	119,756
International Paper Co.
3.65%, 06/15/2024	102,000	107,395
3.00%, 02/15/2027	122,000	124,711
Packaging Corp. of America
4.50%, 11/01/2023	52,000	56,067
3.40%, 12/15/2027	57,000	59,651
WRKCo Inc., 4.90%, 03/15/2029	154,000	176,074
		643,654
Diversified Consumer Services-0.11%
Block Financial LLC, 4.13%, 10/01/2020	94,000	95,366
Diversified Financial Services-1.49%
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023	140,000	146,714
4.35%, 04/20/2028	140,000	150,534
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	396,000	406,910
3.13%, 03/15/2026	361,000	380,632
Voya Financial, Inc., 3.65%, 06/15/2026	231,000	244,129
		1,328,919
Diversified Telecommunication Services-1.76%
AT&T, Inc.
2.45%, 06/30/2020	380,000	380,601
3.40%, 05/15/2025	377,000	393,921
Verizon Communications, Inc.
5.15%, 09/15/2023	333,000	370,702
4.33%, 09/21/2028	370,000	419,986
		1,565,210
Electric Utilities-3.74%
American Electric Power Co., Inc., 3.20%, 11/13/2027	140,000	145,129
Avangrid, Inc.
3.15%, 12/01/2024	75,000	77,394
3.80%, 06/01/2029	75,000	80,354
Consolidated Edison Co. of New York, Inc., Series D, 4.00%, 12/01/2028	115,000	128,485
Duke Energy Corp.
3.75%, 04/15/2024	168,000	178,110
2.65%, 09/01/2026	197,000	198,581
Edison International, 4.13%, 03/15/2028	125,000	126,483
Entergy Corp.
4.00%, 07/15/2022	95,000	99,056
2.95%, 09/01/2026	106,000	107,953
Eversource Energy, Series K, 2.75%, 03/15/2022	100,000	101,459
Exelon Corp., 3.95%, 06/15/2025	165,000	177,399
Exelon Generation Co. LLC, 2.95%, 01/15/2020	157,000	157,088
FirstEnergy Corp.
Series B, 4.25%, 03/15/2023	75,000	79,099
Series B, 3.90%, 07/15/2027	100,000	107,093
Interstate Power and Light Co., 3.25%, 12/01/2024	108,000	112,290
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/2022	$165,000	$168,078
3.55%, 05/01/2027	145,000	154,986
NSTAR Electric Co., 3.20%, 05/15/2027	100,000	105,327
Ohio Power Co., Series M, 5.38%, 10/01/2021	115,000	121,990
PPL Capital Funding, Inc.
3.40%, 06/01/2023	96,000	98,796
3.10%, 05/15/2026	125,000	127,464
Southern California Edison Co., Series C, 3.50%, 10/01/2023	115,000	119,358
Southern Co. (The)
2.35%, 07/01/2021	160,000	160,677
3.25%, 07/01/2026	179,000	185,761
Xcel Energy, Inc.
4.70%, 05/15/2020	99,000	99,143
3.30%, 06/01/2025	110,000	114,740
		3,332,293
Electrical Equipment-0.28%
Emerson Electric Co.
2.63%, 02/15/2023	115,000	117,690
3.15%, 06/01/2025	122,000	127,796
		245,486
Electronic Equipment, Instruments & Components-1.32%
Amphenol Corp., 4.35%, 06/01/2029	65,000	72,651
Arrow Electronics, Inc.
3.25%, 09/08/2024	95,000	96,459
3.88%, 01/12/2028	100,000	102,985
Avnet, Inc., 4.63%, 04/15/2026	160,000	171,138
Flex Ltd.
5.00%, 02/15/2023	95,000	101,376
4.75%, 06/15/2025	100,000	107,746
Jabil, Inc.
4.70%, 09/15/2022	70,000	74,109
3.95%, 01/12/2028	80,000	82,722
Keysight Technologies, Inc., 4.60%, 04/06/2027	85,000	94,318
Tech Data Corp.
3.70%, 02/15/2022	85,000	86,599
4.95%, 02/15/2027	94,000	95,952
Trimble, Inc., 4.90%, 06/15/2028	80,000	88,057
		1,174,112
Energy Equipment & Services-1.07%
Halliburton Co.
3.50%, 08/01/2023	100,000	103,749
3.80%, 11/15/2025	112,000	118,151
National Oilwell Varco, Inc.
2.60%, 12/01/2022	171,000	172,877
3.60%, 12/01/2029	100,000	97,743
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	90,000	84,504
Schlumberger Investment S.A., 3.65%, 12/01/2023	354,000	372,641
		949,665
Entertainment-1.02%
Activision Blizzard, Inc.
2.30%, 09/15/2021	60,000	60,257
3.40%, 09/15/2026	75,000	78,941
Electronic Arts, Inc., 3.70%, 03/01/2021	115,000	117,230
Viacom, Inc., 4.25%, 09/01/2023	208,000	220,714

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
Walt Disney Co. (The)
1.75%, 08/30/2024(c)	$215,000	$213,072
2.00%, 09/01/2029	230,000	223,696
		913,910
Equity REITs-5.21%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/2024	50,000	53,529
3.45%, 04/30/2025	50,000	52,584
American Homes 4 Rent L.P., 4.25%, 02/15/2028	70,000	75,142
American Tower Corp.
3.50%, 01/31/2023	91,000	94,356
3.80%, 08/15/2029	100,000	106,852
AvalonBay Communities, Inc., 3.45%, 06/01/2025	146,000	154,518
Boston Properties L.P.
4.13%, 05/15/2021	78,000	79,933
3.65%, 02/01/2026	85,000	90,295
Brixmor Operating Partnership L.P.
3.88%, 08/15/2022	44,000	45,839
3.85%, 02/01/2025	46,000	48,213
Camden Property Trust, 3.15%, 07/01/2029	105,000	109,825
CBRE Services, Inc., 4.88%, 03/01/2026	139,000	155,202
Crown Castle International Corp.
5.25%, 01/15/2023	95,000	103,520
3.65%, 09/01/2027	105,000	111,157
Digital Realty Trust L.P.
3.95%, 07/01/2022	60,000	62,534
3.70%, 08/15/2027	75,000	79,159
EPR Properties, 3.75%, 08/15/2029	75,000	76,257
ERP Operating L.P.
4.63%, 12/15/2021	75,000	78,482
2.85%, 11/01/2026	90,000	92,439
Essex Portfolio L.P., 3.50%, 04/01/2025	114,000	119,360
Healthcare Trust of America Holdings, L.P., 3.10%, 02/15/2030	100,000	99,580
Healthpeak Properties, Inc.
3.88%, 08/15/2024	75,000	80,005
3.50%, 07/15/2029	75,000	78,579
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	175,000	174,174
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	65,000	71,686
Kilroy Realty L.P., 3.05%, 02/15/2030	80,000	79,581
Kimco Realty Corp.
3.40%, 11/01/2022	55,000	56,717
3.30%, 02/01/2025	60,000	62,160
LifeStorage L.P., 3.50%, 07/01/2026	62,000	63,977
Mid-America Apartments L.P., 3.60%, 06/01/2027	101,000	107,645
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	43,000	45,771
5.25%, 01/15/2026	40,000	44,165
Prologis L.P.
4.25%, 08/15/2023	80,000	85,986
3.75%, 11/01/2025	72,000	78,125
Public Storage
2.37%, 09/15/2022	85,000	86,039
3.09%, 09/15/2027	78,000	81,880
	Principal Amount	Value
Equity REITs-(continued)
Realty Income Corp.
3.25%, 10/15/2022	$53,000	$54,729
4.13%, 10/15/2026	52,000	57,266
Regency Centers, L.P., 3.60%, 02/01/2027	94,000	99,512
Service Properties Trust, 4.35%, 10/01/2024	125,000	128,306
Simon Property Group L.P.
2.00%, 09/13/2024	120,000	119,413
2.45%, 09/13/2029	125,000	123,081
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	102,000	104,242
Spirit Realty L.P., 3.40%, 01/15/2030	85,000	85,380
Ventas Realty L.P., 4.40%, 01/15/2029	95,000	104,666
Ventas Realty L.P./Ventas Capital Corp., 3.25%, 08/15/2022	95,000	97,584
VEREIT Operating Partnership, L.P.
4.60%, 02/06/2024	48,000	51,730
4.88%, 06/01/2026	55,000	61,080
Welltower, Inc.
3.95%, 09/01/2023	90,000	95,269
4.00%, 06/01/2025	105,000	112,961
Weyerhaeuser Co.
4.63%, 09/15/2023	69,000	74,357
4.00%, 11/15/2029	90,000	98,143
WP Carey, Inc., 4.60%, 04/01/2024	86,000	92,109
		4,645,094
Food & Staples Retailing-2.60%
Costco Wholesale Corp.
2.75%, 05/18/2024	200,000	206,653
3.00%, 05/18/2027	219,000	232,083
Kroger Co. (The)
6.15%, 01/15/2020	168,000	168,853
2.65%, 10/15/2026	200,000	200,544
Sysco Corp.
2.60%, 10/01/2020	129,000	129,740
3.30%, 07/15/2026	128,000	134,845
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	173,000	179,047
3.45%, 06/01/2026	200,000	203,516
Walmart, Inc.
3.40%, 06/26/2023	375,000	393,907
3.70%, 06/26/2028	425,000	470,271
		2,319,459
Food Products-3.09%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	325,000	329,546
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020(c)	108,000	109,515
3.25%, 08/15/2026	133,000	132,238
Campbell Soup Co.
3.65%, 03/15/2023	62,000	64,457
4.15%, 03/15/2028	80,000	86,750
Conagra Brands, Inc.
3.80%, 10/22/2021	75,000	77,240
4.85%, 11/01/2028	72,000	81,837
General Mills, Inc.
3.15%, 12/15/2021	107,000	109,229
4.20%, 04/17/2028	120,000	133,919
Hershey Co. (The)
3.38%, 05/15/2023	62,000	64,971
2.30%, 08/15/2026	85,000	85,729
Ingredion, Inc., 3.20%, 10/01/2026	117,000	118,807

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
JM Smucker Co. (The)
3.50%, 10/15/2021	$65,000	$66,767
3.50%, 03/15/2025	75,000	78,747
Kellogg Co.
4.00%, 12/15/2020	95,000	96,883
3.25%, 04/01/2026	105,000	108,876
Kraft Heinz Foods Co. (The)
3.50%, 06/06/2022	150,000	155,110
3.95%, 07/15/2025	170,000	178,619
McCormick & Co., Inc.
2.70%, 08/15/2022	60,000	60,946
3.40%, 08/15/2027	60,000	62,968
Mondelez International, Inc.
4.00%, 02/01/2024	140,000	149,242
4.13%, 05/07/2028	145,000	161,457
Tyson Foods, Inc.
3.95%, 08/15/2024	115,000	122,946
3.55%, 06/02/2027	110,000	117,325
		2,754,124
Gas Utilities-0.23%
Atmos Energy Corp., 3.00%, 06/15/2027	115,000	119,603
National Fuel Gas Co., 3.75%, 03/01/2023	87,000	89,971
		209,574
Health Care Equipment & Supplies-1.16%
Abbott Laboratories
2.90%, 11/30/2021	129,000	131,370
3.75%, 11/30/2026	148,000	162,397
Baxter International, Inc., 2.60%, 08/15/2026	135,000	135,948
Boston Scientific Corp., 3.45%, 03/01/2024	145,000	151,835
Edwards Lifesciences Corp., 4.30%, 06/15/2028	99,000	111,530
Stryker Corp.
2.63%, 03/15/2021	88,000	88,589
3.50%, 03/15/2026	96,000	102,287
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	74,000	74,102
3.55%, 04/01/2025	75,000	78,809
		1,036,867
Health Care Providers & Services-4.28%
AmerisourceBergen Corp.
3.50%, 11/15/2021	168,000	172,012
3.45%, 12/15/2027	177,000	185,645
Anthem, Inc.
3.13%, 05/15/2022	156,000	159,688
3.65%, 12/01/2027	175,000	184,968
Cardinal Health, Inc.
2.62%, 06/15/2022	171,000	172,708
3.41%, 06/15/2027	185,000	189,815
Cigna Corp.
3.75%, 07/15/2023	120,000	125,556
4.38%, 10/15/2028	123,000	136,691
CVS Health Corp.
3.70%, 03/09/2023	223,000	232,355
4.30%, 03/25/2028	250,000	272,736
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	100,000	99,929
2.60%, 11/15/2029	100,000	100,635
HCA, Inc.
5.00%, 03/15/2024	129,000	140,246
5.25%, 06/15/2026	148,000	165,582
	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc.
3.15%, 12/01/2022	$114,000	$116,805
3.95%, 03/15/2027	128,000	137,613
Laboratory Corp. of America Holdings
4.63%, 11/15/2020	61,000	62,090
3.60%, 02/01/2025	75,000	78,618
McKesson Corp.
3.80%, 03/15/2024	191,000	201,366
3.95%, 02/16/2028	220,000	233,620
Quest Diagnostics, Inc.
4.70%, 04/01/2021	56,000	57,927
3.50%, 03/30/2025	68,000	71,556
UnitedHealth Group, Inc.
2.70%, 07/15/2020	243,000	244,174
3.75%, 07/15/2025	250,000	269,719
		3,812,054
Hotels, Restaurants & Leisure-1.86%
Carnival Corp., 3.95%, 10/15/2020	208,000	211,587
Darden Restaurants, Inc., 3.85%, 05/01/2027	128,000	134,284
Las Vegas Sands Corp.
3.20%, 08/08/2024	150,000	152,863
3.50%, 08/18/2026	150,000	152,737
Marriott International, Inc.
2.30%, 01/15/2022	74,000	74,180
Series R, 3.13%, 06/15/2026	88,000	90,420
McDonald’s Corp.
2.63%, 01/15/2022	185,000	187,767
3.70%, 01/30/2026	195,000	209,847
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	80,000	86,758
3.70%, 03/15/2028	90,000	92,595
Starbucks Corp.
3.10%, 03/01/2023	125,000	129,138
3.80%, 08/15/2025	125,000	134,717
		1,656,893
Household Durables-0.78%
DR Horton, Inc., 4.00%, 02/15/2020	134,000	134,482
Leggett & Platt, Inc., 3.50%, 11/15/2027	97,000	98,987
Mohawk Industries, Inc., 3.85%, 02/01/2023	135,000	140,665
NVR, Inc., 3.95%, 09/15/2022	100,000	104,137
Whirlpool Corp., 4.75%, 02/26/2029	190,000	212,859
		691,130
Household Products-1.43%
Clorox Co. (The)
3.05%, 09/15/2022	59,000	60,365
3.50%, 12/15/2024	64,000	68,011
Colgate-Palmolive Co., 3.25%, 03/15/2024	258,000	272,080
Kimberly-Clark Corp., 3.20%, 04/25/2029	250,000	268,109
Procter & Gamble Co. (The)
2.15%, 08/11/2022	293,000	296,407
2.45%, 11/03/2026	298,000	306,452
		1,271,424
Industrial Conglomerates-1.76%
3M Co.
3.25%, 02/14/2024	175,000	183,540
2.88%, 10/15/2027	179,000	186,582
Carlisle Cos., Inc., 3.75%, 12/01/2027	86,000	90,457

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-(continued)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$325,000	$324,734
3.37%, 11/15/2025	330,000	341,377
Honeywell International, Inc.
1.85%, 11/01/2021	157,000	156,941
2.50%, 11/01/2026	176,000	179,474
Roper Technologies, Inc.
3.00%, 12/15/2020	51,000	51,487
3.80%, 12/15/2026	54,000	57,713
		1,572,305
Insurance-6.46%
Aflac, Inc., 3.63%, 11/15/2024	265,000	282,630
Allstate Corp. (The)
3.15%, 06/15/2023	130,000	135,046
3.28%, 12/15/2026	140,000	149,083
American International Group, Inc.
4.88%, 06/01/2022	189,000	202,337
3.90%, 04/01/2026	235,000	252,693
Aon Corp., 3.75%, 05/02/2029	90,000	96,771
Aon PLC, 3.50%, 06/14/2024	90,000	94,238
Arch Capital Finance LLC, 4.01%, 12/15/2026	130,000	142,392
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(c)	100,000	110,632
Brighthouse Financial, Inc., 3.70%, 06/22/2027	280,000	276,916
Brown & Brown, Inc., 4.20%, 09/15/2024	73,000	77,669
Chubb INA Holdings, Inc.
2.30%, 11/03/2020	140,000	140,394
3.35%, 05/03/2026	155,000	165,724
CNA Financial Corp.
3.95%, 05/15/2024	79,000	84,723
3.90%, 05/01/2029	100,000	108,167
CNO Financial Group, Inc., 5.25%, 05/30/2029	75,000	83,319
Globe Life, Inc., 4.55%, 09/15/2028	125,000	139,231
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	300,000	301,736
Lincoln National Corp.
4.00%, 09/01/2023	125,000	133,188
3.80%, 03/01/2028	135,000	143,641
Loews Corp.
2.63%, 05/15/2023	90,000	91,703
3.75%, 04/01/2026	100,000	107,642
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	101,000	107,443
4.38%, 03/15/2029	100,000	113,352
MetLife, Inc.
3.60%, 04/10/2024	235,000	249,329
3.60%, 11/13/2025	240,000	258,437
Old Republic International Corp., 3.88%, 08/26/2026	138,000	145,952
Principal Financial Group, Inc., 3.70%, 05/15/2029	250,000	272,298
Progressive Corp. (The)
3.75%, 08/23/2021	93,000	95,989
2.45%, 01/15/2027	117,000	118,232
Prudential Financial, Inc.
3.50%, 05/15/2024	200,000	211,953
3.88%, 03/27/2028	240,000	265,652
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	163,000	173,502
Travelers Cos., Inc. (The), 3.90%, 11/01/2020	277,000	281,818
	Principal Amount	Value
Insurance-(continued)
Willis North America, Inc.
3.60%, 05/15/2024	$64,000	$66,853
4.50%, 09/15/2028	70,000	77,459
		5,758,144
Interactive Media & Services-0.58%
Alphabet, Inc.
3.63%, 05/19/2021	257,000	263,521
2.00%, 08/15/2026	250,000	249,469
		512,990
Internet & Direct Marketing Retail-1.11%
Amazon.com, Inc.
2.80%, 08/22/2024	225,000	232,850
3.15%, 08/22/2027	217,000	230,770
Booking Holdings, Inc.
2.75%, 03/15/2023	100,000	102,045
3.60%, 06/01/2026	93,000	99,516
eBay, Inc.
2.60%, 07/15/2022	75,000	75,730
3.60%, 06/05/2027	87,000	90,441
Expedia Group, Inc.
4.50%, 08/15/2024	75,000	80,927
3.80%, 02/15/2028	75,000	77,655
		989,934
IT Services-2.41%
Automatic Data Processing, Inc.
2.25%, 09/15/2020	94,000	94,282
3.38%, 09/15/2025	110,000	117,528
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	98,000	102,253
DXC Technology Co., 4.25%, 04/15/2024	152,000	159,703
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	85,000	86,045
3.00%, 08/15/2026	79,000	81,472
Fiserv, Inc.
2.75%, 07/01/2024	75,000	76,263
3.50%, 07/01/2029	75,000	78,945
Global Payments, Inc., 3.20%, 08/15/2029	90,000	91,559
International Business Machines Corp.
3.00%, 05/15/2024	290,000	300,160
3.45%, 02/19/2026	280,000	298,379
Mastercard, Inc.
3.38%, 04/01/2024	102,000	108,267
2.95%, 11/21/2026	115,000	120,810
Visa, Inc.
2.20%, 12/14/2020	129,000	129,518
3.15%, 12/14/2025	150,000	159,111
Western Union Co. (The), 3.60%, 03/15/2022	140,000	143,661
		2,147,956
Life Sciences Tools & Services-0.44%
Agilent Technologies, Inc., 3.88%, 07/15/2023	95,000	99,806
PerkinElmer, Inc., 3.30%, 09/15/2029	75,000	75,202
Thermo Fisher Scientific, Inc.
4.15%, 02/01/2024	88,000	94,515
2.95%, 09/19/2026	120,000	123,543
		393,066

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Machinery-2.65%
Caterpillar, Inc.
3.90%, 05/27/2021	$164,000	$168,707
2.60%, 09/19/2029	175,000	177,344
Cummins, Inc., 3.65%, 10/01/2023	202,000	214,381
Deere & Co., 2.60%, 06/08/2022	135,000	137,304
Eaton Corp.
2.75%, 11/02/2022	105,000	107,129
3.10%, 09/15/2027	130,000	135,572
Flowserve Corp., 3.50%, 09/15/2022	85,000	86,126
Fortive Corp.
2.35%, 06/15/2021	46,000	46,075
3.15%, 06/15/2026	55,000	56,414
Illinois Tool Works, Inc.
3.50%, 03/01/2024	110,000	116,391
2.65%, 11/15/2026	114,000	117,361
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	73,000	77,966
Ingersoll-Rand Luxembourg Finance S.A., 3.80%, 03/21/2029	88,000	94,072
John Deere Capital Corp., 3.45%, 03/13/2025	150,000	160,302
PACCAR Financial Corp., 2.65%, 05/10/2022	230,000	234,101
Parker-Hannifin Corp.
2.70%, 06/14/2024	90,000	91,158
3.25%, 06/14/2029	85,000	88,372
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	67,000	68,798
4.25%, 11/15/2028	80,000	90,800
Xylem, Inc.
4.88%, 10/01/2021	40,000	41,923
3.25%, 11/01/2026	52,000	53,961
		2,364,257
Marine-0.10%
Kirby Corp., 4.20%, 03/01/2028	85,000	90,108
Media-1.33%
CBS Corp.
3.38%, 03/01/2022	101,000	103,370
4.00%, 01/15/2026	82,000	87,899
Comcast Corp.
3.70%, 04/15/2024	210,000	223,471
4.15%, 10/15/2028	250,000	282,065
Discovery Communications LLC
2.95%, 03/20/2023	60,000	61,123
3.95%, 03/20/2028	85,000	89,885
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/2024	54,000	57,998
4.65%, 10/01/2028	65,000	72,877
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/2022	97,000	100,355
3.60%, 04/15/2026	100,000	105,694
		1,184,737
Metals & Mining-0.49%
Newmont Goldcorp Corp.
3.50%, 03/15/2022	64,000	65,789
2.80%, 10/01/2029	75,000	74,382
	Principal Amount	Value
Metals & Mining-(continued)
Nucor Corp.
4.13%, 09/15/2022	$79,000	$82,885
3.95%, 05/01/2028	96,000	104,525
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	105,000	111,326
		438,907
Multiline Retail-1.52%
Dollar General Corp.
3.25%, 04/15/2023	92,000	95,042
3.88%, 04/15/2027	90,000	96,798
Dollar Tree, Inc.
3.70%, 05/15/2023	82,000	85,251
4.20%, 05/15/2028	89,000	95,269
Kohl’s Corp., 4.25%, 07/17/2025	200,000	209,631
Macy’s Retail Holdings, Inc., 2.88%, 02/15/2023	225,000	222,393
Nordstrom, Inc.
4.00%, 10/15/2021	77,000	78,866
4.38%, 04/01/2030	100,000	101,340
Target Corp.
2.90%, 01/15/2022	175,000	179,031
2.50%, 04/15/2026	190,000	195,113
		1,358,734
Multi-Utilities-1.66%
Black Hills Corp., 4.25%, 11/30/2023	75,000	79,750
CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	77,000	78,596
Consolidated Edison, Inc., 2.00%, 05/15/2021	97,000	97,068
Dominion Energy, Inc.
2.58%, 07/01/2020	129,000	129,325
3.90%, 10/01/2025	145,000	155,336
DTE Energy Co.
2.85%, 10/01/2026	99,000	99,644
Series D, 3.70%, 08/01/2023	90,000	93,989
NiSource, Inc.
2.65%, 11/17/2022	65,000	65,769
3.49%, 05/15/2027	65,000	68,202
PSEG Power LLC, 3.00%, 06/15/2021	216,000	218,591
Sempra Energy
2.40%, 03/15/2020	107,000	107,068
3.40%, 02/01/2028	120,000	124,317
WEC Energy Group, Inc.
3.38%, 06/15/2021	71,000	72,419
3.55%, 06/15/2025	82,000	87,049
		1,477,123
Oil, Gas & Consumable Fuels-6.26%
Apache Corp., 4.38%, 10/15/2028	145,000	147,119
Chevron Corp.
2.36%, 12/05/2022	317,000	321,450
2.95%, 05/16/2026	305,000	320,975
Cimarex Energy Co.
4.38%, 06/01/2024	31,000	32,510
3.90%, 05/15/2027	35,000	35,701
Concho Resources, Inc., 3.75%, 10/01/2027	120,000	124,343
ConocoPhillips Holding Co., 6.95%, 04/15/2029	310,000	420,028
Enable Midstream Partners, L.P., 4.40%, 03/15/2027	87,000	84,960
EOG Resources, Inc.
2.63%, 03/15/2023	83,000	84,468
4.15%, 01/15/2026(c)	88,000	96,896

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQT Corp.
3.00%, 10/01/2022	$39,000	$37,591
3.90%, 10/01/2027(c)	45,000	39,249
Exxon Mobil Corp.
2.22%, 03/01/2021	424,000	426,225
3.04%, 03/01/2026	454,000	478,460
HollyFrontier Corp., 5.88%, 04/01/2026	160,000	179,126
Kinder Morgan, Inc.
3.05%, 12/01/2019	163,000	163,000
3.15%, 01/15/2023	150,000	153,298
4.30%, 06/01/2025	152,000	163,981
Marathon Oil Corp.
2.80%, 11/01/2022	90,000	91,396
4.40%, 07/15/2027	85,000	91,583
Marathon Petroleum Corp.
5.13%, 03/01/2021	147,000	152,438
5.13%, 12/15/2026	150,000	170,183
Noble Energy, Inc.
3.90%, 11/15/2024	54,000	56,651
3.85%, 01/15/2028	75,000	77,997
Occidental Petroleum Corp.
2.90%, 08/15/2024	150,000	150,868
3.50%, 08/15/2029	150,000	151,592
ONEOK Partners L.P., 3.38%, 10/01/2022	83,000	85,098
ONEOK, Inc., 4.55%, 07/15/2028	85,000	92,038
Phillips 66
4.30%, 04/01/2022	167,000	175,746
3.90%, 03/15/2028	185,000	200,846
Pioneer Natural Resources Co.
3.95%, 07/15/2022	50,000	51,971
4.45%, 01/15/2026	53,000	58,129
Valero Energy Corp., 3.40%, 09/15/2026	400,000	415,398
Williams Cos., Inc. (The)
3.60%, 03/15/2022	113,000	116,019
4.00%, 09/15/2025	125,000	131,831
		5,579,164
Personal Products-0.19%
Estee Lauder Cos., Inc. (The)
1.80%, 02/07/2020	84,000	83,963
3.15%, 03/15/2027	83,000	87,920
		171,883
Pharmaceuticals-3.20%
Allergan Funding SCS
3.00%, 03/12/2020	101,000	101,174
3.80%, 03/15/2025	105,000	110,271
Bristol-Myers Squibb Co.
2.60%, 05/16/2022(b)	145,000	147,529
3.40%, 07/26/2029(b)	163,000	175,059
Eli Lilly and Co.
2.35%, 05/15/2022	165,000	167,023
3.38%, 03/15/2029	160,000	172,703
Johnson & Johnson
2.25%, 03/03/2022	310,000	313,433
2.45%, 03/01/2026	291,000	296,708
Merck & Co., Inc.
2.80%, 05/18/2023	225,000	232,298
2.75%, 02/10/2025	250,000	258,047
Mylan N.V.
3.15%, 06/15/2021	81,000	81,950
3.95%, 06/15/2026	95,000	98,887
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc.
1.95%, 06/03/2021	$275,000	$275,679
3.00%, 12/15/2026	296,000	313,146
Zoetis, Inc.
3.25%, 02/01/2023	40,000	41,184
3.00%, 09/12/2027	65,000	66,853
		2,851,944
Professional Services-0.23%
Equifax, Inc., 3.30%, 12/15/2022	102,000	104,648
Verisk Analytics, Inc., 4.00%, 06/15/2025	95,000	102,349
		206,997
Road & Rail-1.19%
CSX Corp.
3.40%, 08/01/2024	110,000	115,819
3.25%, 06/01/2027	111,000	117,293
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	114,000	122,486
Norfolk Southern Corp.
3.00%, 04/01/2022	98,000	100,099
2.90%, 06/15/2026	117,000	120,830
Ryder System, Inc., 3.65%, 03/18/2024	135,000	141,414
Union Pacific Corp.
4.16%, 07/15/2022	149,000	156,603
3.95%, 09/10/2028	170,000	188,241
		1,062,785
Semiconductors & Semiconductor Equipment-2.64%
Analog Devices, Inc.
2.88%, 06/01/2023	64,000	65,134
3.90%, 12/15/2025	75,000	80,970
Applied Materials, Inc.
4.30%, 06/15/2021	75,000	77,673
3.30%, 04/01/2027	92,000	97,970
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	110,000	111,286
3.88%, 01/15/2027	117,000	119,538
Intel Corp.
3.30%, 10/01/2021	247,000	253,723
3.70%, 07/29/2025	268,000	289,965
KLA Corp.
4.65%, 11/01/2024	66,000	72,570
4.10%, 03/15/2029	75,000	82,316
Lam Research Corp.
2.80%, 06/15/2021	55,000	55,700
4.00%, 03/15/2029	65,000	71,786
Marvell Technology Group Ltd.
4.20%, 06/22/2023	3,000	3,160
4.88%, 06/22/2028	40,000	44,906
Maxim Integrated Products, Inc.
3.38%, 03/15/2023	45,000	46,144
3.45%, 06/15/2027	57,000	58,763
NVIDIA Corp.
2.20%, 09/16/2021	67,000	67,229
3.20%, 09/16/2026	75,000	78,642
QUALCOMM, Inc.
2.25%, 05/20/2020	190,000	190,325
3.45%, 05/20/2025	190,000	201,409

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.
1.85%, 05/15/2022	$140,000	$140,362
2.25%, 09/04/2029	150,000	147,717
		2,357,288
Software-1.79%
Adobe, Inc.
4.75%, 02/01/2020	65,000	65,303
3.25%, 02/01/2025	70,000	73,594
Autodesk, Inc., 3.50%, 06/15/2027	60,000	62,841
Microsoft Corp.
1.55%, 08/08/2021	334,000	332,820
3.30%, 02/06/2027	311,000	335,167
Oracle Corp.
1.90%, 09/15/2021	209,000	209,117
2.65%, 07/15/2026	237,000	241,720
salesforce.com, inc.
3.25%, 04/11/2023	55,000	57,198
3.70%, 04/11/2028	59,000	64,721
VMware, Inc.
2.95%, 08/21/2022	65,000	66,168
3.90%, 08/21/2027	80,000	83,881
		1,592,530
Specialty Retail-1.82%
AutoZone, Inc.
3.13%, 07/15/2023	73,000	75,146
3.75%, 06/01/2027	85,000	91,010
Best Buy Co., Inc.
5.50%, 03/15/2021	105,000	108,454
4.45%, 10/01/2028	115,000	125,184
Home Depot, Inc. (The)
2.63%, 06/01/2022	239,000	243,611
3.00%, 04/01/2026	240,000	252,006
Lowe’s Cos., Inc.
3.12%, 04/15/2022	152,000	155,850
2.50%, 04/15/2026	180,000	180,832
O’Reilly Automotive, Inc.
4.88%, 01/14/2021	68,000	69,624
3.60%, 09/01/2027	61,000	65,283
TJX Cos., Inc. (The)
2.75%, 06/15/2021	122,000	123,493
2.25%, 09/15/2026	128,000	128,310
		1,618,803
Technology Hardware, Storage & Peripherals-2.19%
Apple, Inc.
2.40%, 05/03/2023	455,000	462,234
3.25%, 02/23/2026	470,000	499,298
Dell International LLC/EMC Corp.
4.42%, 06/15/2021(b)	160,000	164,790
6.02%, 06/15/2026(b)	160,000	182,969
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	112,000	113,315
4.90%, 10/15/2025	125,000	138,705
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
HP, Inc., 4.65%, 12/09/2021	$251,000	$262,405
NetApp, Inc., 3.38%, 06/15/2021	124,000	126,177
		1,949,893
Textiles, Apparel & Luxury Goods-0.68%
NIKE, Inc.
2.25%, 05/01/2023	120,000	122,302
2.38%, 11/01/2026	150,000	153,430
Tapestry, Inc., 4.25%, 04/01/2025	140,000	147,112
VF Corp., 3.50%, 09/01/2021	182,000	186,083
		608,927
Tobacco-1.02%
Altria Group, Inc.
2.85%, 08/09/2022	165,000	167,431
2.63%, 09/16/2026	235,000	232,916
Philip Morris International, Inc.
3.25%, 11/10/2024	232,000	243,571
3.38%, 08/15/2029	250,000	262,892
		906,810
Water Utilities-0.15%
American Water Capital Corp., 3.40%, 03/01/2025	130,000	136,520
Total U.S. Dollar Denominated Bonds & Notes (Cost $85,272,631)		88,359,368
	Shares
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $89,715)	89,715	89,715
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $85,362,346)		88,449,083
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	561,780	561,780
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	191,715	191,791
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $753,571)		753,571
TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $86,115,917)		89,202,654
OTHER ASSETS LESS LIABILITIES-(0.06)%		(49,239)
NET ASSETS-100.00%		$89,153,415

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $833,296, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.80%
Aerospace & Defense-2.57%
Arconic, Inc., 5.13%, 10/01/2024	$50,000	$54,538
General Dynamics Corp., 2.88%, 05/11/2020	50,000	50,217
Lockheed Martin Corp., 2.50%, 11/23/2020	50,000	50,245
United Technologies Corp., 3.65%, 08/16/2023	100,000	105,478
		260,478
Air Freight & Logistics-0.50%
United Parcel Service, Inc., 3.13%, 01/15/2021	50,000	50,707
Automobiles-3.52%
American Honda Finance Corp., 2.90%, 02/16/2024	100,000	102,963
Ford Motor Credit Co. LLC, 8.13%, 01/15/2020	100,000	100,710
General Motors Financial Co., Inc., 3.20%, 07/06/2021	100,000	101,271
Toyota Motor Corp. (Japan), 3.18%, 07/20/2021	50,000	51,077
		356,021
Banks-21.74%
Bank of America Corp.
5.00%, 05/13/2021	100,000	104,234
3.30%, 01/11/2023	50,000	51,739
4.20%, 08/26/2024	50,000	53,609
Bank of Montreal (Canada), 1.90%, 08/27/2021	50,000	49,973
Bank of Nova Scotia (The) (Canada), 2.35%, 10/21/2020	50,000	50,217
BB&T Corp., 2.63%, 06/29/2020	100,000	100,348
Citigroup, Inc.
2.65%, 10/26/2020	100,000	100,605
3.50%, 05/15/2023	50,000	52,095
Cooperatieve Rabobank U.A. (Netherlands), 3.88%, 02/08/2022	100,000	103,927
Deutsche Bank AG (Germany), 3.70%, 05/30/2024	50,000	50,366
Fifth Third Bancorp, 2.88%, 07/27/2020	50,000	50,255
HSBC Holdings PLC (United Kingdom), 2.65%, 01/05/2022	200,000	201,825
Huntington Bancshares, Inc., 2.30%, 01/14/2022	50,000	50,241
JPMorgan Chase & Co.
4.25%, 10/15/2020	100,000	101,980
3.25%, 09/23/2022	100,000	103,343
3.63%, 05/13/2024	100,000	105,985
PNC Financial Services Group, Inc. (The), 3.30%, 03/08/2022	100,000	102,737
Royal Bank of Canada (Canada), 2.35%, 10/30/2020	50,000	50,198
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.10%, 06/10/2023	100,000	109,621
Santander UK PLC (United Kingdom), 2.38%, 03/16/2020	100,000	100,097
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.06%, 07/14/2021	100,000	100,110
SunTrust Banks, Inc., 2.25%, 01/31/2020	100,000	100,024
Toronto-Dominion Bank (The) (Canada), 2.50%, 12/14/2020	50,000	50,320
U.S. Bancorp, 3.70%, 01/30/2024	50,000	53,218
Wells Fargo & Co.
2.55%, 12/07/2020	100,000	100,600
Series M, 3.45%, 02/13/2023	100,000	103,516
		2,201,183
	Principal Amount	Value
Beverages-2.95%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 02/01/2023	$89,000	$92,328
Coca-Cola Co. (The), 3.20%, 11/01/2023	100,000	105,384
PepsiCo., Inc., 3.13%, 11/01/2020	100,000	101,208
		298,920
Biotechnology-3.02%
AbbVie, Inc., 2.85%, 05/14/2023	100,000	101,915
Amgen, Inc., 1.85%, 08/19/2021	100,000	99,802
Gilead Sciences, Inc., 3.70%, 04/01/2024	50,000	52,998
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	50,000	50,933
		305,648
Capital Markets-8.66%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	50,000	53,324
Bank of New York Mellon Corp. (The), Series 12, 3.65%, 02/04/2024	100,000	106,404
BlackRock, Inc., Series 2, 5.00%, 12/10/2019	100,000	100,059
Credit Suisse AG (Switzerland), 5.40%, 01/14/2020	50,000	50,191
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	100,000	104,347
3.20%, 02/23/2023	100,000	102,917
3.85%, 07/08/2024	50,000	52,956
Morgan Stanley
2.80%, 06/16/2020	100,000	100,439
2.63%, 11/17/2021	50,000	50,558
2.75%, 05/19/2022	50,000	50,717
Series F, 3.88%, 04/29/2024	50,000	53,159
State Street Corp., 4.38%, 03/07/2021	50,000	51,546
		876,617
Chemicals-1.04%
Dow Chemical Co. (The), 3.50%, 10/01/2024	50,000	52,458
Mosaic Co. (The), 4.25%, 11/15/2023	50,000	53,344
		105,802
Commercial Services & Supplies-0.53%
Republic Services, Inc., 4.75%, 05/15/2023	50,000	53,942
Communications Equipment-1.00%
Cisco Systems, Inc., 2.20%, 09/20/2023	100,000	101,067
Consumer Finance-2.27%
American Express Co.
2.20%, 10/30/2020	75,000	75,169
3.00%, 10/30/2024	50,000	51,606
Capital One Financial Corp.
3.45%, 04/30/2021	50,000	50,905
3.75%, 04/24/2024	50,000	52,610
		230,290
Diversified Financial Services-1.01%
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	100,000	102,755
Diversified Telecommunication Services-2.53%
AT&T, Inc., 3.00%, 06/30/2022	100,000	102,039
Qwest Corp., 6.75%, 12/01/2021	40,000	42,908
Verizon Communications, Inc., 5.15%, 09/15/2023	100,000	111,322
		256,269
Electric Utilities-2.00%
Exelon Corp., 2.85%, 06/15/2020	50,000	50,186

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The), 2.35%, 07/01/2021	$50,000	$50,212
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	100,000	102,021
		202,419
Energy Equipment & Services-0.30%
Halliburton Co., 3.25%, 11/15/2021	30,000	30,571
Entertainment-0.50%
TWDC Enterprises 18 Corp., 2.15%, 09/17/2020	50,000	50,148
Equity REITs-2.60%
Boston Properties L.P., 3.13%, 09/01/2023	100,000	103,083
Crown Castle International Corp., 5.25%, 01/15/2023	100,000	108,969
Simon Property Group L.P., 2.75%, 06/01/2023	50,000	51,284
		263,336
Food & Staples Retailing-1.93%
Costco Wholesale Corp., 2.30%, 05/18/2022	50,000	50,626
Kroger Co. (The), 6.15%, 01/15/2020	40,000	40,203
Walmart, Inc., 3.40%, 06/26/2023	100,000	105,042
		195,871
Food Products-0.52%
General Mills, Inc., 3.65%, 02/15/2024	50,000	52,661
Health Care Equipment & Supplies-1.01%
Becton, Dickinson and Co., 3.13%, 11/08/2021	100,000	101,803
Health Care Providers & Services-2.97%
Anthem, Inc., 3.30%, 01/15/2023	40,000	41,398
CVS Health Corp., 2.80%, 07/20/2020	100,000	100,471
HCA, Inc., 4.75%, 05/01/2023	100,000	106,969
Laboratory Corp. of America Holdings, 3.75%, 08/23/2022	50,000	51,808
		300,646
Hotels, Restaurants & Leisure-0.53%
Starbucks Corp., 3.85%, 10/01/2023	50,000	53,205
Household Products-1.01%
Clorox Co. (The), 3.05%, 09/15/2022	100,000	102,314
Industrial Conglomerates-1.50%
3M Co., 2.00%, 08/07/2020	50,000	50,053
General Electric Co., 3.15%, 09/07/2022	100,000	102,001
		152,054
Insurance-1.55%
American International Group, Inc., 6.40%, 12/15/2020	100,000	104,420
MetLife, Inc., 3.60%, 04/10/2024	50,000	53,049
		157,469
Internet & Direct Marketing Retail-1.51%
Booking Holdings, Inc., 2.75%, 03/15/2023	100,000	102,045
eBay, Inc., 3.25%, 10/15/2020	50,000	50,397
		152,442
Life Sciences Tools & Services-0.53%
Thermo Fisher Scientific, Inc., 4.15%, 02/01/2024	50,000	53,701
Machinery-1.01%
John Deere Capital Corp., 2.75%, 03/15/2022	100,000	101,911
Media-2.13%
Comcast Corp., 3.13%, 07/15/2022	60,000	61,923
	Principal Amount	Value
Media-(continued)
Discovery Communications LLC, 4.38%, 06/15/2021	$100,000	$103,163
Time Warner Cable LLC, 5.00%, 02/01/2020	50,000	50,206
		215,292
Metals & Mining-0.52%
Nucor Corp., 4.13%, 09/15/2022	50,000	52,459
Multi-Utilities-0.50%
CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	50,000	51,036
Oil, Gas & Consumable Fuels-9.63%
Chevron Corp., 3.19%, 06/24/2023	100,000	104,183
Continental Resources, Inc., 3.80%, 06/01/2024	50,000	51,213
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	50,000	50,823
Energy Transfer Operating L.P., 4.65%, 06/01/2021	50,000	51,332
Enterprise Products Operating LLC, 4.05%, 02/15/2022	50,000	52,121
Exxon Mobil Corp., 3.18%, 03/15/2024	50,000	52,512
Kinder Morgan Energy Partners L.P., 4.25%, 09/01/2024	50,000	53,389
Kinder Morgan, Inc., 3.05%, 12/01/2019	100,000	100,000
Pioneer Natural Resources Co., 3.95%, 07/15/2022	50,000	51,971
Shell International Finance B.V. (Netherlands), 1.75%, 09/12/2021	100,000	99,818
Total Capital S.A. (France), 4.45%, 06/24/2020	100,000	101,403
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	100,000	101,080
Williams Cos., Inc. (The), 4.30%, 03/04/2024	100,000	105,687
		975,532
Pharmaceuticals-2.54%
Allergan Finance LLC, 3.25%, 10/01/2022	100,000	102,231
Bristol-Myers Squibb Co., 3.95%, 10/15/2020(b)	100,000	101,773
Pfizer, Inc., 3.40%, 05/15/2024	50,000	52,975
		256,979
Road & Rail-0.51%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/2023	50,000	51,440
Semiconductors & Semiconductor Equipment-2.52%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/2021	50,000	49,943
Intel Corp., 3.30%, 10/01/2021	100,000	102,722
QUALCOMM, Inc., 2.90%, 05/20/2024	100,000	102,947
		255,612
Software-3.51%
Microsoft Corp.
1.55%, 08/08/2021	100,000	99,647
2.88%, 02/06/2024	100,000	103,884
Oracle Corp.
3.88%, 07/15/2020	100,000	101,281
2.50%, 05/15/2022	50,000	50,696
		355,508
Specialty Retail-1.52%
Home Depot, Inc. (The), 4.40%, 04/01/2021	100,000	102,584
Lowe’s Cos., Inc., 3.75%, 04/15/2021	50,000	51,021
		153,605

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-3.04%
Apple, Inc.
2.00%, 05/06/2020	$100,000	$100,074
2.40%, 05/03/2023	100,000	101,590
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	100,000	105,738
		307,402
Tobacco-1.02%
Altria Group, Inc., 4.00%, 01/31/2024	50,000	52,922
Philip Morris International, Inc., 4.50%, 03/26/2020	50,000	50,394
		103,316
Trading Companies & Distributors-1.03%
Air Lease Corp., 3.88%, 04/01/2021	50,000	51,012
International Lease Finance Corp., 8.25%, 12/15/2020	50,000	53,089
		104,101
	Principal Amount	Value
Wireless Telecommunication Services-0.52%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	$50,000	$52,755
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,942,532)		10,105,287
	Shares
Money Market Funds-0.45%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $45,360)	45,360	45,360
TOTAL INVESTMENTS IN SECURITIES-100.25% (Cost $9,987,892)		10,150,647
OTHER ASSETS LESS LIABILITIES-(0.25)%		(25,310)
NET ASSETS-100.00%		$10,125,337

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2019 represented 1.01% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.87%
Alabama-1.70%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,548,070
Birmingham (City of), AL Airport Authority, Series 2010, RB, (INS -AGM)(a)	5.50%	07/01/2040	1,500	1,531,740
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(b)(c)	5.00%	01/01/2025	1,000	1,185,560
Jasper (City of), AL, Series 2014, GO Wts., (INS -BAM)(a)	5.00%	03/01/2044	20,000	22,271,800
Jefferson (County of), AL, Series 2013 A, RB, (INS -AGM)(a)	5.50%	10/01/2053	5,000	5,726,750
Tuscaloosa (City of), AL Board of Education, Series 2016, RB	5.00%	08/01/2046	1,000	1,165,310
				35,429,230
Alaska-1.41%
Alaska Housing Finance Corp., Series 2007 B, VRD RB(d)	1.08%	12/01/2041	29,415	29,415,000
Arizona-0.70%
Arizona School District, Series 2019, COP	2.00%	07/28/2020	5,000	5,025,700
City of Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	6,092,850
Phoenix (City of), AZ Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,308,860
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,169,960
				14,597,370
Arkansas-0.12%
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,406,240
California-18.52%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS -AGM)(a)	5.00%	10/01/2036	1,000	1,185,090
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS -AGM)(a)	5.00%	10/01/2037	940	1,110,676
Bay Area Toll Authority, Series 2019 H, Ref. RB	5.00%	04/01/2049	4,000	4,966,360
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(b)(c)	5.00%	10/01/2024	2,500	2,972,725
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,466,700
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,768,175
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS -AGM)(a)	5.00%	09/01/2049	1,000	1,181,780
California (State of), Series 2003 B-3, VRD GO Bonds, (LOC - Bank of America N.A.)(d)(e)	0.64%	05/01/2033	33,140	33,140,000
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,825,700
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,561,000
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,118,920
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,993,160
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,245,430
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	4,090,450
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	2,000	2,344,320
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	3,000	3,509,580
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	6,094,360
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,216,070
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2010, RB(b)(c)	5.25%	07/01/2020	500	512,235
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,242,010
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,658,555
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	3,500	5,325,075
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB	5.00%	08/15/2035	305	322,498
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,325,360
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,995,591
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,890,375
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,154,030
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,159,980
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB	5.00%	01/01/2048	1,000	1,215,140
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	2,055,970
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,730,265
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	523,080
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	3,049,450
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	2,500	3,016,300

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	$11,310	$13,550,398
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(f)	5.00%	08/01/2050	600	664,872
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB	5.88%	02/15/2034	3,655	3,668,670
El Dorado Irrigation District, Series 2014 A, Ref. RB, (INS -AGM)(a)	5.00%	03/01/2034	3,000	3,434,640
El Dorado Irrigation District, Series 2014 A, Ref. RB, (INS -AGM)(a)	5.25%	03/01/2039	3,500	4,031,860
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,237,090
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS -AGM)(a)	5.00%	09/01/2044	17,000	19,124,320
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	11,190,700
Livermore Valley Joint Unified School District, Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,700,070
Los Angeles (City of), CA, Series 2015 A, RB	5.00%	06/01/2044	1,000	1,170,390
Los Angeles (City of), CA, Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,754,025
Los Angeles (City of), CA, Series 2017 A, RB	5.25%	06/01/2047	1,500	1,836,840
Los Angeles (City of), CA Department of Airports, Series 2010 A, RB	5.00%	05/15/2040	2,000	2,035,000
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,767,840
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	2,500	2,920,550
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	10,275	12,875,911
Los Angeles (County of), CA, Series 2019, RN	5.00%	06/30/2020	4,000	4,092,640
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,607,435
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,150,960
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	13,348,830
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	4,400	5,328,708
Los Angeles Unified School District (Election 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,888,739
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,524,300
Marin (County of), CA Healthcare District (Election 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,312,270
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,228,840
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,552,785
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	5,930,300
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS -BAM)(a)	5.00%	08/01/2045	10,000	11,997,700
Perris Union High School District, Series 2019 A, GO Bonds, (INS -AGM)(a)	4.00%	09/01/2048	7,500	8,466,300
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,828,208
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,646,922
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,809,812
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,577,650
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	14,165	17,009,049
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,275,080
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	17,315	20,320,711
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,432,360
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	11,000	13,770,790
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,466,760
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	11,208,195
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,840,050
				385,544,980
Colorado-2.12%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	20,000	25,497,000
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,354,540
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	1,750	2,200,992
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,178,490
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	881,565
Denver (City & County of), CO Board of Water Commissioners, Series 2017 A, RB	5.00%	09/15/2047	5,000	6,044,450
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	6,066,850
				44,223,887
Connecticut-0.63%
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2034	3,250	3,704,577

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	$3,745	$4,481,230
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,846,200
				13,032,007
District of Columbia-1.32%
District of Columbia, Series 2011 G, RB	5.00%	12/01/2036	1,200	1,280,796
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2035	4,500	5,491,440
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	3,043,650
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,428,000
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	5,000	5,718,750
District of Columbia Water & Sewer Authority, Series 2019 A, RB	5.00%	10/01/2044	6,250	7,788,312
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,805,775
				27,556,723
Florida-5.26%
Cape Coral (City of), FL, Series 2011, Ref. RB(b)(c)	5.00%	10/01/2021	200	214,186
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,323,920
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS -AGM)(a)	5.50%	10/01/2041	1,500	1,605,870
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	20,000	24,412,400
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	16,745	20,318,885
JEA Electric System Revenue, Series 2013 C, RB	5.00%	10/01/2037	950	1,037,049
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,183,361
Miami (City of), FL (Marlins Stadium), Series 2010 A, RB(b)(c)	5.25%	07/01/2020	2,000	2,048,360
Miami (City of), FL (Marlins Stadium), Series 2010 A, RB(b)(c)	5.25%	07/01/2020	2,500	2,560,450
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,313,640
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,526,880
Miami-Dade (County of), FL, Series 2010 B, RB, (INS -AGM)(a)	5.00%	10/01/2035	7,000	7,205,940
Miami-Dade (County of), FL, Series 2010, RB(b)(c)	5.00%	10/01/2020	1,000	1,032,370
Miami-Dade (County of), FL, Series 2012 B, Ref. RB	5.00%	10/01/2037	2,215	2,416,033
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	10,000	10,338,000
North Sumter County Utility Dependent District, Series 2010, RB, (INS -AGM)(a)	5.38%	10/01/2040	2,000	2,067,180
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	11,185	13,512,598
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,392,540
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,915,550
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	2,036,913
				109,462,125
Georgia-1.01%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	6,043,850
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,462,360
Gainesville & Hall (County of), GA Hospital Authority (USG Real Estate), Series 2010 A, RB(b)(c)	5.00%	06/15/2020	1,105	1,127,675
Gainesville & Hall (County of), GA Hospital Authority (USG Real Estate), Series 2010 A, RB, (INS -AGC)(a)	5.00%	06/15/2038	3,140	3,194,604
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,461,460
Medical Center Hospital Authority (Columbus Regional Healthcare), Series 2010, RB(b)(c)	5.00%	08/01/2020	1,200	1,230,408
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,185,120
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB	5.00%	05/01/2041	2,000	2,374,200
				21,079,677
Guam-0.57%
Guam (Territory of) Power Authority, Series 2010 A, RB(b)(c)	5.00%	10/01/2020	1,150	1,186,938
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS -AGM)(a)	5.00%	10/01/2030	9,835	10,733,231
				11,920,169
Hawaii-0.42%
Hawaii (State of) Department of Budget & Finance, Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,295,500
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,677,040
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,842,930
				8,815,470

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-6.12%
Chicago (City of), IL, Series 2008, Ref. RB, (INS -AGM)(a)	5.25%	11/01/2033	$440	$441,210
Chicago (City of), IL, Series 2012, RB, (INS -AGM)(a)	5.00%	01/01/2037	24,375	25,800,206
Chicago (City of), IL, Series 2017 A, RB, (INS -AGM)(a)	5.25%	01/01/2042	2,500	2,943,600
Chicago (City of), IL, Series 2017 A, RB, (INS -AGM)(a)	4.00%	01/01/2052	7,000	7,452,340
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,202,410
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,253,080
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,772,490
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,412,463
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	2,900	3,384,996
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	8,873,625
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS -AGM)(a)	4.00%	01/01/2053	16,375	18,189,514
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,387,040
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(g)	7.00%	12/01/2042	5,000	6,404,400
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	6,882,720
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS -AGM)(a)	5.00%	12/01/2051	10,000	11,395,900
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	1,122,940
Illinois (State of) Finance Authority (Southern IL Healthcare), Series 2005, RB(b)(c)	5.25%	03/01/2020	1,000	1,009,980
Illinois (State of) Finance Authority (The Carle Foundation), Series 2011 A, RB, (INS -AGM)(a)	6.00%	08/15/2041	1,000	1,069,360
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,945,800
Regional Transportation Authority, Series 2000, RB, (INS -NATL)(a)	6.50%	07/01/2030	1,815	2,493,211
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	11,498,600
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB, (INS -AGM)(a)	5.00%	03/01/2040	3,000	3,399,600
				127,335,485
Indiana-1.08%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,499,800
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 F, RB(b)(c)	5.00%	01/01/2020	535	536,616
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	6,155,950
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	9,000	10,940,490
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,461,312
				22,594,168
Kansas-0.25%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,363,420
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,148,210
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,714,260
				5,225,890
Kentucky-0.11%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS -AGM)(a)	5.00%	12/01/2045	1,000	1,166,490
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS -AGM)(a)	5.00%	12/01/2047	1,000	1,085,560
				2,252,050
Louisiana-1.27%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS -AGM)(a)	5.00%	11/01/2042	2,000	2,324,560
Greater New Orleans Expressway Commission, Series 2017, RB, (INS -AGM)(a)	5.00%	11/01/2047	2,000	2,316,040
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	3,302,502
Lafayette (City of), LA Public Trust Financing Authority (Ragin Cajun Facilities - Housing & Parking), Series 2010, RB(b)(c)	5.50%	10/01/2020	1,000	1,036,060
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB	5.00%	10/01/2039	2,000	2,266,280
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS -AGM)(a)	5.00%	10/01/2048	3,500	4,050,340
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,857,477

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System), Series 2018 A, RB, (INS -AGM)(a)	5.00%	10/01/2048	$5,000	$5,935,400
Shreveport (City of), LA, Series 2019 B, RB, (INS -AGM)(a)	4.00%	12/01/2049	1,250	1,369,638
				26,458,297
Maryland-0.99%
Baltimore (City of), MD, Series 2017, Ref. RB	5.00%	09/01/2039	1,000	1,149,670
Baltimore (City of), MD, Series 2017, Ref. RB	5.00%	09/01/2042	500	571,415
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	11,146,956
Baltimore (City of), MD (Water), Series 2019 A, RB	4.00%	07/01/2049	5,000	5,566,000
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB	5.00%	05/01/2046	1,900	2,206,299
				20,640,340
Massachusetts-6.03%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,695,120
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	8,067,631
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,616,300
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,188,521
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	5,024,088
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	6,056,350
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	6,209,050
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,497,790
Massachusetts (State of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	6,129,400
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	8,315,851
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	972,169
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,325,435
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,146,912
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,337,880
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	10,314,046
Massachusetts (State of) School Building Authority, Series 2016 A, RB	5.00%	11/15/2045	3,410	3,991,098
Massachusetts (State of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	15,180	18,644,683
Massachusetts (State of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2049	5,000	5,839,200
Massachusetts (State of) Water Resources Authority, Series 2016 B, Ref. RB	5.00%	08/01/2040	10,000	11,935,600
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	6,130,200
				125,437,324
Michigan-0.66%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB, (INS -AGM)(a)	5.00%	07/01/2039	5,000	5,394,850
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,527,188
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,418,420
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,724,619
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	578,410
				13,643,487
Minnesota-0.05%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,135,750
Missouri-0.54%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,144,910
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,492,811
Metropolitan St. Louis Sewer District, Series 2016 C, RB	5.00%	05/01/2046	1,000	1,174,240
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	894,165
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019A, Ref. RB	4.00%	02/15/2049	5,000	5,463,000
				11,169,126
Montana-0.13%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,667,216

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	$1,000	$1,209,060
Nevada-0.62%
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. GO Bonds	5.00%	07/01/2040	9,335	11,185,850
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2042	1,650	1,782,611
				12,968,461
New Jersey-0.84%
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,137,300
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2011 A, Ref. RB(b)(c)	5.63%	07/01/2021	500	534,715
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,180,110
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS -AGM)(a)	5.00%	07/01/2046	3,000	3,380,490
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	6,000	7,217,100
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,206,650
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS -AGM)(a)	5.00%	12/01/2038	2,500	2,914,600
				17,570,965
New York-18.02%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,571,400
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,963,350
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,858,075
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,558,375
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,189,820
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2039	5,000	6,102,000
Long Island Power Authority, Series 2012 A, RB	5.00%	09/01/2037	6,935	7,552,978
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	14,533,929
Metropolitan Transportation Authority, Series 2012 E, RB, (INS -AGM)(a)	5.00%	11/15/2042	1,510	1,649,569
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,829,250
Metropolitan Transportation Authority, Series 2019 B, RB, (INS -AGM)(a)	4.00%	11/15/2049	9,000	10,034,550
Metropolitan Transportation Authority (Climate Bond), Series 2016 B-1, RB	5.00%	11/15/2046	2,350	2,784,491
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2046	505	505,838
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,124,100
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,838,860
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2041	17,960	21,088,273
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	4,049,150
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,891,952
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	6,590	8,002,698
New York (City of), NY, Series 2009 CC, VRD RB(d)	1.08%	06/15/2041	20,000	20,000,000
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,879,256
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	8,176,350
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB, (INS -AGC)(a)	6.50%	01/01/2046	500	501,930
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2009 A, RB, (INS -AGC)(a)	7.00%	03/01/2049	3,000	3,015,060
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB	5.00%	06/15/2044	3,295	3,515,106
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	10,577,297
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	553,485
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB	5.00%	06/15/2047	11,180	12,690,083
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	686,946
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	6,962,962
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	8,000	8,396,320
New York (City of), NY Transitional Finance Authority, Series 2011 D-1, RB	5.00%	02/01/2035	4,150	4,326,250
New York (City of), NY Transitional Finance Authority, Series 2012 S-1A, RB	5.25%	07/15/2037	4,200	4,464,852
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2035	2,000	2,301,700
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,944,037
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,470,130
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2041	1,850	2,047,284
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,230,390
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	10,000	11,330,500

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2010 F, RB	5.00%	02/15/2035	$1,325	$1,334,805
New York (State of) Dormitory Authority, Series 2011 C, RB	5.00%	03/15/2041	4,000	4,192,760
New York (State of) Dormitory Authority, Series 2012 A, RB	5.00%	07/01/2042	5,000	5,450,000
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,834,890
New York (State of) Dormitory Authority, Series 2013 A, RB	5.00%	07/01/2043	5,000	5,591,400
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,189,912
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(b)(c)	5.00%	03/15/2025	5	5,973
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2035	7,525	8,761,508
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2049	1,000	1,120,390
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	2,000	3,065,140
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	592,265
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	6,278,750
New York (State of) Dormitory Authority (Cornell University), Series 2010 A, RB	5.00%	07/01/2035	3,060	3,127,810
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	879,788
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	3,000	3,472,290
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,700,614
New York (State of) Dormitory Authority (New School (The)), Series 2015 A, Ref. RB	5.00%	07/01/2045	3,500	3,992,940
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,163,630
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB	5.00%	07/01/2037	1,200	1,311,384
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,782,612
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,800,610
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,849,993
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	2,500	2,866,950
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB	5.00%	07/01/2045	6,325	7,301,770
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,650,840
New York (State of) Thruway Authority, Series 2019 B, RB, (INS -AGM)(a)	4.00%	01/01/2040	5,000	5,700,700
New York City (City of), NY Water & Sewer System, Series 2012 CC, Ref. RB(b)(c)	5.00%	12/15/2021	1,535	1,656,004
New York City (City of), NY Water & Sewer System, Series 2012 CC, Ref. RB	5.00%	06/15/2045	8,670	9,245,775
New York City (City of), NY Water & Sewer System, Series 2019 BB-1, RB	5.00%	06/15/2049	10,000	12,444,300
New York City (City of), NY Water & Sewer System, Series 2019 FF, RB	4.00%	06/15/2049	2,500	2,811,125
New York City (City of), NY Water & Sewer System, Series 2019 FF, RB	5.00%	06/15/2049	6,165	7,604,589
New York Convention Center Development Corp., Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,507,570
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,354,320
New York Liberty Development Corp., Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,511,685
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,100,600
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	612,953
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,718,640
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,519,390
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,814,865
				375,120,136
North Carolina-0.98%
Charlotte (City of), NC, Series 2017 A, RB	5.00%	07/01/2047	2,000	2,389,200
Charlotte (City of), NC, Series 2019 A, RB	5.00%	07/01/2049	11,750	14,447,565
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB	5.00%	10/01/2055	3,000	3,480,540
				20,317,305
Ohio-2.99%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,315,220
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,300,600
Cleveland (City of), OH, Series 2012 A, Ref. RB(b)(c)	5.00%	01/01/2022	1,000	1,079,240
Franklin (County of), OH Convention Facilities Authority, Series 2019, RB	5.00%	12/01/2051	1,000	1,168,790
Hamilton (County of), OH (Christ Hospital), Series 2012, RB, (INS -AGM)(a)	5.00%	06/01/2042	4,400	4,674,780
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,757,150
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB	5.00%	11/15/2049	6,500	7,434,765
Ohio (State of) Higher Educational Facility Commission (Summa Health System-2010), Series 2010, RB, (INS -AGM)(a)	5.25%	11/15/2035	1,000	1,016,110
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A, RB	5.00%	02/15/2048	10,000	11,023,100

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	$10,000	$12,526,500
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	12,852,801
				62,149,056
Oklahoma-0.68%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,977,365
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,823,600
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2047	1,660	1,951,712
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,369,020
				14,121,697
Oregon-0.91%
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	6,039,550
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	3,005,225
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB	5.00%	07/01/2047	1,000	1,191,520
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,636,388
				18,872,683
Pennsylvania-2.83%
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	1,018,580
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,202,100
Lackawanna (County of), PA, Series 2010 B, GO Bonds(b)(c)	5.00%	09/01/2020	1,255	1,290,692
Lackawanna (County of), PA, Series 2010 B, GO Bonds, (INS -AGM)(a)	5.00%	09/01/2035	745	763,156
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,756,320
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	296,550
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,388,760
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,711,388
Pennsylvania (State of) Turnpike Commission, Series 2012 B, RB(b)(c)	5.00%	12/01/2022	8,800	9,494,056
Pennsylvania (State of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	15,000	17,136,300
Pennsylvania (State of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	6,076,550
Pennsylvania State University (The), Series 2010, RB	5.00%	03/01/2040	2,710	2,733,441
Philadelphia (City of), PA, Series 2010 A, RB, (INS -AGM)(a)	5.00%	06/15/2035	600	610,560
Philadelphia (City of), PA, Series 2010 C, RB(b)(c)	5.00%	08/01/2020	875	897,400
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB	5.00%	08/01/2047	7,000	8,182,020
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,255,058
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital), Series 2005 B, RB(b)(c)	5.38%	07/01/2020	1,000	1,023,720
				58,836,651
Puerto Rico-0.58%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS -AGM)(a)	5.00%	07/01/2031	500	505,670
Puerto Rico (Commonwealth of), Series 2012 A, Ref. GO Bonds, (INS -AGM)(a)	5.00%	07/01/2035	7,150	7,489,982
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS -AGC)(a)	5.13%	07/01/2047	4,050	4,164,818
				12,160,470
Rhode Island-0.11%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,354,440
South Carolina-1.24%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	5,144,034
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,266,400
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,879,100
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	6,250	7,337,375
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	8,176,910
				25,803,819
Tennessee-0.87%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,497,700

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	$1,250	$1,344,863
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,729,935
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	2,000	2,354,220
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,167,065
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,314,920
Tennessee (State of) School Bond Authority, Series 2017, RB	5.00%	11/01/2047	3,000	3,631,170
				18,039,873
Texas-12.29%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,189,070
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,181,490
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	15,000	18,630,450
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2040	1,250	1,443,912
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2046	700	802,130
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB	4.00%	08/15/2042	8,500	9,423,015
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2019, RB	3.00%	08/15/2049	12,500	12,588,625
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	7,182,000
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB, (INS -AGC)(a)	5.25%	08/15/2034	2,500	2,506,875
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB	5.00%	12/01/2046	5,540	6,452,272
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	20,000	24,151,000
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,422,854
Houston (City of), TX, Series 2004 B-5, Ref. VRD RB, (LOC - Wells Fargo Bank N.A.)(d)(e)	1.09%	05/15/2034	25,000	25,000,000
Hutto (City of), TX, Series 2017, GO Bonds, (INS -AGM)(a)	5.00%	08/01/2057	10,000	11,660,000
Lamar Consolidated Independent School District, Series 2018, GO Bonds	5.00%	02/15/2043	5,000	5,947,000
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	1,900	2,047,250
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,099,380
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	575,795
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,371,600
Mesquite Independent School District, Series 2018, GO Bonds	5.00%	08/15/2048	5,000	5,966,650
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	1,109,110
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	1,102,860
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University), Series 2014 A, RB, (INS -AGM)(a)	5.00%	04/01/2046	1,250	1,381,150
North Fort Bend Water Authority, Series 2009, RB, (INS -AGC)(a)	5.25%	12/15/2034	5,000	5,006,900
North Fort Bend Water Authority, Series 2011, RB, (INS -AGM)(a)	5.00%	12/15/2036	2,500	2,675,300
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,742,850
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,098,368
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	11,270	13,363,290
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,916,600
Prosper Independent School District, Series 2017, GO Bonds	5.00%	02/15/2047	1,000	1,185,020
Prosper Independent School District, Series 2019, GO Bonds	5.00%	02/15/2049	6,500	7,942,480
Richardson Independent School District, Series 2017, GO Bonds	5.00%	02/15/2042	2,285	2,676,695
Rockwall Independent School District, Series 2016, GO Bonds	5.00%	02/15/2046	2,045	2,343,488
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	10,000	11,912,600
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	3,032,200
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,416,200
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS -AGM)(a)	5.00%	10/01/2037	1,000	1,002,640
Sherman Independent School District, Series 2018 A, GO Bonds	5.00%	02/15/2045	6,785	8,187,324
Socorro Independent School District, Series 2019, GO Bonds	4.00%	08/15/2044	4,000	4,480,120
Spring Independent School District, Series 2017, GO Bonds	5.00%	08/15/2042	2,000	2,372,520
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	862,860
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2044	3,280	3,759,733
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,827,100
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,546,626
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,180,140
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,984,328

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	$5,000	$6,121,750
Ysleta Independent School District, Series 2017, GO Bonds	5.00%	08/15/2047	2,500	2,942,550
				255,814,170
Utah-0.52%
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2042	2,000	2,384,120
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2047	4,000	4,738,520
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	3,000	3,606,810
				10,729,450
Virginia-0.21%
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,161,550
Roanoke (City of), VA Industrial Development Authority (Carilion Clinic Obligated Group), Series 2005, RB(b)(c)	5.00%	07/01/2020	15	15,332
Roanoke (City of), VA Industrial Development Authority (Carilion Health System), Series 2005 B, RB, (INS -AGM)(a)	5.00%	07/01/2038	985	1,002,100
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,279,300
				4,458,282
Washington-2.75%
Central Puget Sound Regional Transit Authority, Series 2016 S-1, RB	5.00%	11/01/2041	6,500	7,736,950
Central Puget Sound Regional Transit Authority, Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,450,560
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds	5.00%	12/01/2036	2,000	2,474,720
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2039	14,695	16,342,457
Snohomish (County of) Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,175,860
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	6,002,550
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	13,685	16,588,820
Washington (State of) (SR 520 Corridor Program - Toll Revenue), Series 2011 C, GO Bonds(b)(c)	5.00%	06/01/2021	1,340	1,417,867
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	1,046,250
				57,236,034
Wisconsin-0.36%
Public Finance Authority (KU Campus Development Corp. - Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,837,250
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,667,940
				7,505,190
TOTAL INVESTMENTS IN SECURITIES(h)-97.87% (Cost $1,924,198,714)				2,037,309,753
OTHER ASSETS LESS LIABILITIES-2.13%				44,272,872
NET ASSETS-100.00%				$2,081,582,625

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to crossover refunding.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2019 represented less than 1% of the Fund’s Net Assets.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.09%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.06%
Guam-1.23%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS -AGM)(a)	5.00%	10/01/2030	$1,000	$1,091,330
New York-94.83%
Battery Park (City of), NY Authority, Series 2019, RB	4.00%	11/01/2044	1,000	1,151,570
Battery Park (City of), NY Authority, Series 2019, RB	5.00%	11/01/2049	1,500	1,881,525
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,274,900
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,114,280
Dutchess County Local Development Corp., Series 2016 B, RB	5.00%	07/01/2046	500	578,130
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	536,701
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,266,400
Metropolitan Transportation Authority, Series 2016 A1, RB	5.25%	11/15/2056	1,000	1,175,950
Metropolitan Transportation Authority, Series 2019 B, RB, (INS -AGM)(a)	4.00%	11/15/2049	1,000	1,114,950
Metropolitan Transportation Authority (Climate Bond), Series 2016 B-1, RB	5.00%	11/15/2046	1,500	1,777,335
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2046	510	510,847
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,316,942
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,181,580
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,821,555
New York (City of), NY, Series 2012 G-3, VRD GO Bonds, (LOC - Citibank N.A.)(b)(c)	1.09%	04/01/2042	2,500	2,500,000
New York (City of), NY, Series 2017 A-1, GO Bonds	5.00%	08/01/2038	500	593,490
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,194,580
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,221,410
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,501,260
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB, (INS -AGC)(a)	6.50%	01/01/2046	2,500	2,509,650
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2009 A, RB, (INS -AGC)(a)	7.00%	03/01/2049	2,000	2,010,040
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,236,260
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,099,080
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,176,390
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,172,080
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,780,620
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,195,870
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,112,580
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,230,390
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	2,000	2,255,720
New York (State of) Dormitory Authority, Series 2011 C, RB	5.00%	03/15/2041	2,170	2,274,572
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,289,304
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,199,180
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,209,390
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2049	1,785	1,999,896
New York (State of) Dormitory Authority, Series 2019 B, RB	5.00%	07/01/2050	2,000	2,486,040
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	548,985
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	1,000	1,544,700
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,314,860
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,163,630
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS -AMBAC)(a)	5.50%	07/01/2040	1,500	2,172,600
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,720,170
New York (State of) Power Authority, Series 2007 A, RB, (INS -NATL)(a)	4.50%	11/15/2047	185	185,389
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,158,160
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,696,065
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,459,780
New York City (City of), NY Water & Sewer System, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,130,200
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,218,947
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2044	2,000	2,126,720
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,188,150
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,254,880
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,724,501

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	$1,000	$1,212,470
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,209,910
				83,980,584
TOTAL INVESTMENTS IN SECURITIES(d)-96.06% (Cost $81,319,036)				85,071,914
OTHER ASSETS LESS LIABILITIES-3.94%				3,485,888
NET ASSETS-100.00%				$88,557,802

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	5.31%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2019
(Unaudited)
	Shares	Value
Preferred Stocks-99.58%
Automobiles-0.55%
Ford Motor Co., Pfd., 6.20%	1,205,310	$31,024,679
Banks-33.44%
Associated Banc-Corp.
Series D, Pfd., 5.38%(b)	113,952	2,922,869
Series E, Pfd., 5.88%(b)	60,813	1,636,478
BancorpSouth Bank, Series A, Pfd., 5.50%	236,000	5,963,720
Bank of America Corp.
Series LL, Pfd., 5.00%(b)	2,013,046	51,493,717
Series KK, Pfd., 5.38%(b)	2,294,338	60,570,523
Series HH, Pfd., 5.88%(b)	1,662,403	44,801,761
Series EE, Pfd., 6.00%(b)	1,470,976	38,819,057
Series GG, Pfd., 6.00%	2,310,327	62,794,688
Series CC, Pfd., 6.20%	1,804,441	47,204,177
Series Y, Pfd., 6.50%	2,781,480	71,094,629
BB&T Corp., Series H, Pfd., 5.63%	770,005	20,158,731
BOK Financial Corp., Pfd., 5.38%(b)	238,717	6,158,899
CIT Group, Inc., Series B, Pfd., 5.63%(b)	335,150	8,610,003
Citigroup, Inc.
Series S, Pfd., 6.30%	1,646,111	42,881,192
Series K, Pfd., 6.88%	3,499,052	98,008,446
Series J, Pfd., 7.13%	411,254	11,770,089
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	642,999	16,100,695
Series D, Pfd., 6.35%	486,787	13,430,453
Commerce Bancshares, Inc., Series B, Pfd., 6.00%(b)	268,445	6,979,570
Cullen/Frost Bankers, Inc., Pfd., 5.38%(b)	264,578	6,770,551
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	406,243	10,444,508
Series A, Pfd., 6.00%(b)	180,090	4,826,412
Series I, Pfd., 6.63%(b)	829,892	23,361,460
First Horizon National Corp., Series A, Pfd., 6.20%(b)	161,994	4,195,645
First Republic Bank
Series H, Pfd., 5.13%	315,466	8,202,116
Series G, Pfd., 5.50%	270,370	6,970,139
Series I, Pfd., 5.50%	513,511	13,597,771
Series F, Pfd., 5.70%	245,013	6,309,085
Hancock Whitney Corp., Pfd., 5.95%(b)	263,436	6,728,155
Huntington Bancshares, Inc.
Series C, Pfd., 5.88%	178,253	4,682,706
Series D, Pfd., 6.25%	940,124	24,518,434
IBERIABANK Corp., Series D, Pfd., 6.10%(b)	144,184	3,830,969
ING Groep N.V., Pfd., 6.13%(b)	65,207	1,688,209
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%	1,415,630	35,730,501
Series P, Pfd., 5.45%(b)	1,147,144	28,690,071
Series DD, Pfd., 5.75%	2,767,805	74,232,530
Series EE, Pfd., 6.00%	2,312,351	63,959,629
Series AA, Pfd., 6.10%	2,099,155	53,738,368
Series Y, Pfd., 6.13%	2,946,429	74,397,332
Series BB, Pfd., 6.15%	2,121,399	54,371,456
KeyCorp
Series G, Pfd., 5.63%(b)	598,036	15,465,211
Series F, Pfd., 5.65%(b)	696,234	18,004,611
Series E, Pfd., 6.13%	856,736	24,545,486
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)	443,789	11,858,042
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	3,150,091	84,926,453
	Shares	Value
Banks-(continued)
Regions Financial Corp.
Series C, Pfd., 5.70%	747,447	$20,016,631
Series A, Pfd., 6.38%	848,031	21,616,310
Series B, Pfd., 6.38%	819,970	22,581,974
Synovus Financial Corp.
Series E, Pfd., 5.88%	594,192	15,484,643
Series D, Pfd., 6.30%	347,471	9,117,639
TCF Financial Corp., Series C, Pfd., 5.70%	320,127	8,345,711
Texas Capital Bancshares, Inc., Series A, Pfd., 6.50%	436,220	11,276,287
U.S. Bancorp
Pfd., 5.15%	807,935	20,384,200
Series K, Pfd., 5.50%	1,066,924	28,273,486
Series F, Pfd., 6.50%	1,629,872	44,479,207
Valley National Bancorp
Series B, Pfd., 5.50%(b)	167,632	4,469,069
Series A, Pfd., 6.25%(b)	213,999	5,955,592
Webster Financial Corp., Series F, Pfd., 5.25%(b)	262,946	6,663,052
Wells Fargo & Co.
Series O, Pfd., 5.13%	917,338	23,153,611
Pfd., 5.20%(b)	1,022,340	25,742,521
Series X, Pfd., 5.50%	2,052,075	53,210,305
Series Y, Pfd., 5.63%(b)	1,370,233	35,763,081
Series W, Pfd., 5.70%	1,923,889	49,578,620
Series Q, Pfd., 5.85%(b)	2,943,812	79,512,362
Series T, Pfd., 6.00%	1,184,794	29,975,288
Series V, Pfd., 6.00%	1,706,628	44,116,334
Series R, Pfd., 6.63%(b)	1,445,807	41,624,784
Wintrust Financial Corp., Series D, Pfd., 6.50%	219,206	6,278,060
Zions Bancorp. N.A.
Series H, Pfd., 5.75%(b)	245,302	6,208,594
Series G, Pfd., 6.30%(b)	19,828	540,511
		1,891,813,419
Capital Markets-13.10%
Affiliated Managers Group, Inc., Pfd., 5.88%	484,042	12,720,624
Apollo Global Management, Inc.
Series A, Pfd., 6.38%	448,975	11,727,227
Series B, Pfd., 6.38%	494,628	13,107,642
Ares Management Corp., Series A, Pfd., 7.00%	563,182	15,008,800
Bank of New York Mellon Corp. (The), Pfd., 5.20%	950,518	24,390,292
Brightsphere Investment Group, Inc., Pfd., 5.13%(b)	205,121	5,099,308
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	1,186,153	30,934,870
Series C, Pfd., 6.00%	993,974	25,684,288
Deutsche Bank Contingent Capital Trust V, Pfd., 8.05%	2,786,558	70,862,170
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)	1,738,584	45,759,531
Series N, Pfd., 6.30%(b)	1,070,937	28,058,549
Series K, Pfd., 6.38%(b)	1,108,618	30,631,115
KKR & Co., Inc.
Series B, Pfd., 6.50%(b)	273,907	7,198,276
Series A, Pfd., 6.75%(b)	596,758	15,670,865
Legg Mason, Inc.
Pfd., 5.45%(b)	770,398	19,575,813
Pfd., 6.38%	475,184	12,530,602

Invesco Preferred ETF (PGX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Morgan Stanley
Series L, Pfd., 4.88%	750,000	$18,682,500
Series K, Pfd., 5.85%	1,583,591	44,150,517
Series I, Pfd., 6.38%	1,753,850	48,844,723
Series G, Pfd., 6.63%	881,804	22,327,277
Series F, Pfd., 6.88%	991,161	28,446,321
Series E, Pfd., 7.13%	1,327,955	38,656,770
Northern Trust Corp.
Series E, Pfd., 4.70%(b)	250,000	6,430,000
Series C, Pfd., 5.85%	518,100	13,113,111
Oaktree Capital Group, LLC
Series B, Pfd., 6.55%(b)	423,320	11,400,008
Series A, Pfd., 6.63%(b)	323,459	8,814,258
Prospect Capital Corp., Pfd., 6.25%(b)	334,575	8,484,822
State Street Corp.
Series C, Pfd., 5.25%	787,070	19,716,104
Series G, Pfd., 5.35%(b)	785,629	21,424,103
Series D, Pfd., 5.90%	1,192,546	32,043,711
Series E, Pfd., 6.00%	1,069,819	27,109,213
Stifel Financial Corp.
Pfd., 5.20%(b)	399,986	10,379,637
Series A, Pfd., 6.25%(b)	275,196	7,080,793
Series B, Pfd., 6.25%(b)	185,770	4,917,332
		740,981,172
Chemicals-0.15%
EI du Pont de Nemours & Co., Series B, Pfd., 4.50%(b)	76,524	8,200,312
Commercial Services & Supplies-0.27%
Pitney Bowes, Inc., Pfd., 6.70%	773,438	15,020,166
Consumer Finance-4.07%
Capital One Financial Corp.
Series I, Pfd., 5.00%	2,403,392	59,724,291
Series G, Pfd., 5.20%	948,599	23,990,069
Series B, Pfd., 6.00%	1,341,275	33,920,845
Series H, Pfd., 6.00%(b)	814,934	21,375,719
Series F, Pfd., 6.20%	805,610	20,784,738
Series C, Pfd., 6.25%	651,695	16,305,409
Series D, Pfd., 6.70%(b)	653,565	16,352,196
Navient Corp., Pfd., 6.00%	554,605	12,866,836
Synchrony Financial, Series A, Pfd., 5.63%	969,810	24,807,740
		230,127,843
Diversified Financial Services-1.18%
AXA Equitable Holdings, Inc., Series A, Pfd., 5.25%	500,000	12,480,000
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%	402,182	10,661,845
PartnerRe Ltd.
Series I, Pfd., 5.88% (Bermuda)	629,968	16,007,487
Series H, Pfd., 7.25% (Bermuda)(b)	553,296	14,966,657
Voya Financial, Inc., Series B, Pfd., 5.35%	474,225	12,680,776
		66,796,765
Diversified Telecommunication Services-4.18%
AT&T, Inc.
Pfd., 5.35%	2,139,861	55,700,582
Pfd., 5.63%(b)	1,350,509	35,923,539
	Shares	Value
Diversified Telecommunication Services-(continued)
Qwest Corp.
Pfd., 6.13%(b)	1,432,153	$35,059,106
Pfd., 6.50%(b)	1,640,313	40,909,406
Pfd., 6.63%(b)	640,805	16,302,079
Pfd., 6.75%	949,684	24,539,835
Pfd., 6.88%	789,119	19,893,690
Pfd., 7.00%(b)	311,655	8,028,233
		236,356,470
Electric Utilities-8.24%
Alabama Power Co., Series A, Pfd., 5.00%	411,978	10,727,907
Duke Energy Corp.
Pfd., 5.13%(b)	912,165	23,013,923
Pfd., 5.63%(b)	868,127	23,196,354
Series A, Pfd., 5.75%	1,442,887	38,914,662
Entergy Arkansas LLC
Pfd., 4.88%(b)	504,726	12,870,513
Pfd., 4.90%	56,173	1,443,646
Entergy Louisiana, LLC
Pfd., 4.88%(b)	459,644	11,730,115
Pfd., 5.25%	459,528	11,672,011
Entergy Mississippi, Inc., Pfd., 4.90%(b)	464,182	12,138,359
Entergy New Orleans LLC, Pfd., 5.50%(b)	462,459	12,047,057
Entergy Texas, Inc., Pfd., 5.63%(b)	608,256	16,933,847
Georgia Power Co., Series 2017A, Pfd., 5.00%	471,729	11,930,026
Interstate Power and Light Co., Series D, Pfd., 5.10%(b)	338,752	8,604,301
NextEra Energy Capital Holdings, Inc.
Pfd., 5.00%(b)	856,916	21,448,608
Series I, Pfd., 5.13%	801,182	20,069,609
Series K, Investment Units, 5.25%(b)	801,048	20,506,829
Series N, Pfd., 5.65%(b)	1,119,737	29,695,425
PPL Capital Funding, Inc., Series B, Pfd., 5.90%(b)	728,543	18,577,847
SCE Trust II, Pfd., 5.10%(b)	307,496	7,481,378
SCE Trust III, Series H, Pfd., 5.75%	372,718	9,016,048
SCE Trust IV, Series J, Pfd., 5.38%(b)	552,211	13,230,976
SCE Trust V, Series K, Pfd., 5.45%	552,492	13,414,506
SCE Trust VI, Pfd., 5.00%	1,050,672	24,375,590
Southern Co. (The)
Pfd., 5.25%	1,295,823	33,082,361
Pfd., 5.25%	723,936	18,547,240
Pfd., 6.25%	1,592,446	41,339,898
		466,009,036
Equity REITs-9.14%
American Homes 4 Rent
Series F, Pfd., 5.88%	441,539	11,497,676
Series G, Pfd., 5.88%(b)	180,720	4,718,599
Series H, Pfd., 6.25%	179,525	4,798,703
Series E, Pfd., 6.35%(b)	238,755	6,212,405
Series D, Pfd., 6.50%(b)	265,050	6,973,465
Boston Properties, Inc., Series B, Pfd., 5.25%(b)	201,949	5,068,920
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	306,501	7,757,540
Series J, Pfd., 5.25%	418,793	10,574,523
Series K, Pfd., 5.85%(b)	321,610	8,590,203
Series G, Pfd., 5.88%	484,469	12,257,066
Series I, Pfd., 6.35%	415,408	10,717,526
Series C, Pfd., 6.63%	280,403	7,422,267
EPR Properties, Series G, Pfd., 5.75%	272,929	7,036,110

Invesco Preferred ETF (PGX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Equity REITs-(continued)
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	251,531	$6,444,224
Kimco Realty Corp.
Series L, Pfd., 5.13%	442,158	11,199,862
Class M, Pfd., 5.25%(b)	459,910	11,805,890
Series J, Pfd., 5.50%(c)	334,517	8,443,209
National Retail Properties, Inc., Series F, Pfd., 5.20%(b)	573,927	14,491,657
Office Properties Income Trust, Pfd., 5.88%(b)	506,698	12,981,603
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	505,596	12,665,180
Series W, Pfd., 5.20%(b)	452,983	11,442,351
Series Y, Pfd., 5.20%(b)	362,636	9,192,823
Series X, Pfd., 5.25%	470,178	11,947,223
Series V, Pfd., 5.70%	245,539	6,217,047
Public Storage
Series I, Pfd., 4.88%(b)	166,358	4,307,009
Series E, Pfd., 4.90%	1,035,826	26,051,024
Series D, Pfd., 4.95%	832,765	20,960,695
Series G, Pfd., 5.05%	791,088	20,156,922
Series C, Pfd., 5.13%(b)	511,396	13,020,142
Series F, Pfd., 5.15%	482,185	12,421,086
Series W, Pfd., 5.20%(b)	783,952	19,739,911
Series B, Pfd., 5.40%	950,393	24,425,100
Series H, Pfd., 5.60%(b)	329,747	8,903,169
Series A, Pfd., 5.88%	285,727	7,228,893
QTS Realty Trust, Inc., Series A, Pfd., 7.13%(b)	50,546	1,390,015
Senior Housing Properties Trust
Pfd., 5.63%	619,800	14,949,576
Pfd., 6.25%	445,468	11,350,525
SITE Centers Corp.
Series K, Pfd., 6.25%(b)	315,716	8,072,858
Series A, Pfd., 6.38%	220,170	5,845,513
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	387,763	9,996,530
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	304,902	7,775,001
VEREIT, Inc., Series F, Pfd., 6.70%(b)	1,530,319	38,579,342
Vornado Realty Trust
Series M, Pfd., 5.25%(b)	544,493	13,960,800
Series L, Pfd., 5.40%	365,155	9,205,558
Series K, Pfd., 5.70%	573,852	14,552,887
Washington Prime Group, Inc., Series I, Pfd., 6.88%(b)	171,892	3,560,090
		516,908,718
Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd., 5.63%(b)	317,676	8,053,086
Spire, Inc., Series A, Pfd., 5.90%	401,477	10,619,067
		18,672,153
Insurance-14.08%
AEGON Funding Co. LLC, Pfd., 5.10%	1,431,220	36,152,617
Aegon N.V., Pfd., 6.38%	1,503,722	37,517,864
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	469,799	11,791,955
Pfd., 5.10%(b)	843,465	22,149,391
Series H, Pfd., 5.10%	1,817,468	46,527,181
Series A, Pfd., 5.63%	379,324	9,668,969
Series G, Pfd., 5.63%	1,056,570	28,051,933
American Equity Investment Life Holding Co., Series A, Pfd., 5.95%, (5 yr. U.S. Treasury Yield Curve Rate + 4.32%)(d)	558,860	14,144,747
	Shares	Value
Insurance-(continued)
American Financial Group, Inc.
Pfd., 5.88%(b)	63,387	$1,701,941
Pfd., 6.00%(b)	195,555	5,090,297
Pfd., 6.25%	499,098	12,627,179
American International Group, Inc., Series A, Pfd., 5.85%	787,603	20,761,215
Arch Capital Group Ltd.
Series E, Pfd., 5.25%(b)	793,629	19,880,406
Series F, Pfd., 5.45%	523,135	13,376,562
Argo Group U.S., Inc., Pfd., 6.50%(b)	204,620	5,234,180
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	499,285	12,846,603
Pfd., 5.63% (Bermuda)	392,976	10,083,764
Pfd., 5.95% (Bermuda)(b)	413,468	11,258,734
Assured Guaranty Municipal Holdings, Inc., Pfd., 6.25%	580,317	15,204,305
Athene Holding Ltd.
Series B, Pfd., 5.63%(b)	515,253	13,200,782
Series A, Pfd., 6.35%	1,392,421	38,291,577
Axis Capital Holdings Ltd.
Series D, Pfd., 5.50%(b)	341,101	8,551,402
Series E, Pfd., 5.50%	920,401	23,295,349
Brighthouse Financial, Inc.
Pfd., 6.25%(b)	661,835	17,161,382
Series A, Pfd., 6.60%	612,328	16,330,788
Enstar Group Ltd.
Series D, Pfd., 7.00% (Bermuda)	681,798	18,217,643
Series E, Pfd., 7.00% (Bermuda)	155,690	4,128,899
Globe Life, Inc., Pfd., 6.13%(b)	571,560	15,334,955
Hanover Insurance Group, Inc. (The), Pfd., 6.35%(b)	312,268	8,014,358
Hartford Financial Services Group, Inc. (The)
Series G, Pfd., 6.00%	518,190	13,913,402
Pfd., 7.88%	996,868	28,251,239
MetLife, Inc., Series E, Pfd., 5.63%	1,368,322	36,068,968
Prudential Financial, Inc.
Pfd., 5.63%	961,573	25,375,911
Pfd., 5.70%(b)	1,167,061	29,806,738
Pfd., 5.75%	951,754	24,326,832
Prudential PLC, Pfd., 6.50%	893,885	23,956,118
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	662,711	18,317,332
Pfd., 6.20%(b)	711,708	19,379,809
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	693,078	17,375,465
Series F, Pfd., 5.75% (Bermuda)(b)	385,040	10,149,654
Unum Group, Pfd., 6.25%(b)	514,294	13,582,505
W.R. Berkley Corp.
Pfd., 5.63%(b)	603,409	15,236,077
Pfd., 5.70%(b)	273,346	7,358,474
Pfd., 5.75%	554,037	14,166,726
Pfd., 5.90%	112,583	2,929,410
		796,791,638
Internet & Direct Marketing Retail-0.75%
eBay, Inc., Pfd., 6.00%(b)	1,228,431	32,086,618
QVC, Inc.
Pfd., 6.25%	65,200	1,635,607
Pfd., 6.38%(b)	352,499	8,960,525
		42,682,750

Invesco Preferred ETF (PGX)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Leisure Products-0.40%
Brunswick Corp.
Pfd., 6.38%	356,447	$9,477,926
Pfd., 6.50%(b)	296,610	8,032,199
Pfd., 6.63%	198,378	5,368,108
		22,878,233
Machinery-0.52%
Stanley Black & Decker, Inc., Investment Units, 5.75%(b)	1,156,475	29,270,382
Mortgage REITs-0.15%
Wells Fargo Real Estate Investment Corp., Series A, Pfd., 6.38%	336,031	8,494,864
Multi-Utilities-4.10%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)	561,183	15,488,651
Pfd., 6.88% (Canada)(b)	475,762	13,078,697
CMS Energy Corp.
Pfd., 5.63%(b)	339,518	8,824,073
Pfd., 5.88%(b)	430,041	11,430,490
Pfd., 5.88%	1,089,323	28,812,593
Dominion Energy, Inc., Series A, Investment Units, 5.25%(b)	1,357,488	34,575,219
DTE Energy Co.
Series E, Investment Units, 5.25%	664,391	17,114,712
Series B, Investment Units, 5.38%	539,670	13,734,602
Series F, Investment Units, 6.00%(b)	668,243	17,721,804
Integrys Holding, Inc., Pfd., 6.00%	624,421	17,202,799
NiSource, Inc., Series B, Pfd., 6.50%	812,912	22,143,723
Sempra Energy, Pfd., 5.75%(b)	1,209,449	31,868,981
		231,996,344
Oil, Gas & Consumable Fuels-2.41%
DCP Midstream, L.P.
Series B, Pfd., 7.88%	264,181	6,070,879
Series C, Pfd., 7.95%	182,825	4,365,861
Enbridge, Inc., Series B, Pfd., 6.38%	987,718	26,619,000
Energy Transfer Operating, L.P.
Series C, Pfd., 7.38%	770,019	17,772,039
Series E, Pfd., 7.60%(b)	1,273,863	30,725,576
Series D, Pfd., 7.63%	685,942	16,291,122
NuStar Energy L.P.
Series B, Pfd., 7.63%	459,686	10,085,511
Series A, Pfd., 8.50%	414,424	9,867,435
Series C, Pfd., 9.00%(b)	336,601	8,391,463
Targa Resources Partners L.P., Series A, Pfd., 9.00%(b)	218,944	5,856,752
		136,045,638
	Shares	Value
Real Estate Management & Development-0.33%
Brookfield Property Partners L.P.
Series A2, Pfd., 6.38%	504,027	$12,777,084
Series A-1, Pfd., 6.50%(b)	239,150	6,100,717
		18,877,801
Thrifts & Mortgage Finance-0.40%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%	838,411	22,620,329
Trading Companies & Distributors-0.46%
Air Lease Corp., Series A, Pfd., 6.15%(b)	423,035	11,163,894
GATX Corp., Pfd., 5.63%(b)	270,259	7,086,191
Triton International Ltd.
Pfd., 7.38% (Bermuda)	118,080	3,084,249
Pfd., 8.00% (Bermuda)	176,754	4,772,358
		26,106,692
Wireless Telecommunication Services-1.33%
Telephone & Data Systems, Inc.
Pfd., 5.88%	444,454	11,058,015
Pfd., 6.63%(b)	878,639	24,145,000
United States Cellular Corp.
Pfd., 6.95%	551,296	14,074,587
Pfd., 7.25%(b)	544,252	14,150,552
Pfd., 7.25%(b)	474,258	12,069,866
		75,498,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $5,570,379,212)		5,633,173,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.80%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	33,843,135	33,843,135
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	11,457,876	11,462,459
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,305,594)		45,305,594
TOTAL INVESTMENTS IN SECURITIES-100.38% (Cost $5,615,684,806)		5,678,479,018
OTHER ASSETS LESS LIABILITIES-(0.38)%		(21,242,771)
NET ASSETS-100.00%		$5,657,236,247

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.74%
Alaska-0.23%
Anchorage, AK Municipality, Series 2010 A2, GO Bonds(a)(b)	5.91%	04/01/2020	$3,000	$3,042,030
Arizona-0.38%
Northern Arizona University, Series 2009, RB	6.69%	06/01/2039	500	511,080
Northern Arizona University, Series 2010, RB	6.59%	08/01/2030	3,000	3,084,420
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,493,854
				5,089,354
California-26.59%
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	5,940,643
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	5,015,087
Beverly Hills (City of), CA Public Financing Authority, Series 2010 C, RB(a)(b)	6.67%	06/01/2020	300	307,674
Beverly Hills (City of), CA Public Financing Authority, Series 2010 C, RB(a)(b)	6.77%	06/01/2020	1,000	1,026,070
California (State of), Series 2009 B, GO Bonds	6.51%	04/01/2039	14,890	16,001,241
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	17,453,007
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	8,860	14,394,753
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	15,160	23,352,009
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	13,179,688
California (State of), Series 2010, GO Bonds	5.70%	11/01/2021	7,500	8,051,775
California (State of), Series 2010, GO Bonds	7.95%	03/01/2036	12,850	13,038,253
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	30,055	50,095,073
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,233,334
California (State of), Series 2018, Ref. GO Bonds	4.60%	04/01/2038	5,400	6,070,032
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,427,320
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,161,696
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	2,232,460
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,326,897
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	3,000	3,666,570
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	3,000	4,223,700
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,498,800
Hayward Unified School District, Series 2010, GO Bonds(a)(b)	7.35%	08/01/2020	2,000	2,070,640
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,223,434
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,303,089
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,398,656
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,494,113
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	3,052,820
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	251,045
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	571,510
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,999,124
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.17%	07/01/2040	8,000	8,194,000
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	7.00%	07/01/2041	1,500	1,618,620
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	2,759,915
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	4,642,890
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	611,085
Metropolitan Water District of Southern California, Series 2010, RB	6.95%	07/01/2040	6,000	6,176,820
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,476,840
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,478,850
Oak Valley Hospital District, Series 2010, RB	9.00%	11/01/2039	1,000	1,010,490
Regents of the University of California, Series 2009 F, RB	6.46%	05/15/2029	500	611,525
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	732,650
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,204,800
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,376,010
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	5,097,939
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	2,004,135
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	3,028,056
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,726,570
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,372,106

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	$4,600	$7,367,590
San Jose (City of), CA Successor Agency to the Redevelopment Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,087,220
San Mateo Union High School District, Series 2010 B, GO Bonds(c)	6.73%	09/01/2034	1,000	1,035,620
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,274,014
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,250,020
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,716,000
Temecula (City of), CA Successor Agency to the Redevelopment Agency, Series 2010, RB(a)(b)	7.93%	08/01/2020	1,000	1,039,650
Temecula (City of), CA Successor Agency to the Redevelopment Agency, Series 2010, RB(a)(b)	8.18%	08/01/2020	1,000	1,041,210
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,232,240
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	11,922,758
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	1,994,164
University of California, Series 2015 J, Ref. RB	4.13%	05/15/2045	24,670	27,618,312
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,647,465
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	16,135,500
				353,545,577
Colorado-1.88%
Brighton (City of), CO, Series 2010 B, COP, (INS -AGM)(d)	6.55%	12/01/2030	2,000	2,080,540
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, RB	3.70%	11/01/2039	1,200	1,226,856
Colorado (State of) Housing & Finance Authority, Series 2019 B-2, VRD RB(e)	1.65%	11/01/2044	10,300	10,300,000
Colorado (State of) State University System Board of Governors, Series 2010 B, RB	5.96%	03/01/2033	1,000	1,277,670
Colorado Mesa University, Series 2009 B, RB	5.80%	05/15/2040	1,215	1,631,137
Colorado Springs (City of), CO, Series 2010 B-2, RB	5.74%	11/15/2050	810	835,491
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,080,150
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	654,285
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,630,560
Upper Eagle Regional Water Authority, Series 2010, RB	6.52%	12/01/2039	1,250	1,298,788
				25,015,477
Connecticut-0.76%
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS -BAM)(d)	4.35%	03/01/2039	4,835	5,245,443
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,489,540
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,302,671
				10,037,654
Delaware-0.52%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	6,866,415
District of Columbia-0.68%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	4,991,040
Metropolitan Washington Airports Authority, Series 2009, RB	7.46%	10/01/2046	2,480	4,111,071
				9,102,111
Florida-3.08%
Davie (Town of), FL, Series 2010 B, RB(a)(b)	6.60%	10/01/2020	200	208,014
JEA Electric System Revenue, Series 2009 F, RB	6.41%	10/01/2034	500	643,090
JEA Water & Sewer System Revenue, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,628,725
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	3,077,975
Miami-Dade (County of), FL, Series 2010 B, RB(a)(b)	6.74%	04/01/2020	7,000	7,110,040
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,500	3,006,100
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,203,350
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,758,796
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,843,073
Miami-Dade (County of), FL School Board, Series 2010 B, COP	6.94%	06/15/2032	2,000	2,044,280
Port St Lucie (City of), FL, Series 2010 A, RB, (INS -AGC)(d)	7.38%	05/01/2039	1,000	1,022,640
Sarasota (City of), FL, Series 2010, RB(a)(b)	5.43%	10/01/2020	200	205,724
Seminole (County of), FL, Series 2010 B, RB(a)(b)	6.44%	10/01/2020	2,000	2,075,220
St. Cloud (City of), FL, Series 2010 B, RB(a)(b)	5.85%	09/01/2020	2,000	2,058,700
State Board of Administration Finance Corp., Series 2013 A, RB	3.00%	07/01/2020	4,550	4,581,213
Sunrise (City of), FL, Series 2010 B, RB	5.81%	10/01/2030	1,500	1,547,865
				41,014,805

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.73%
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	$9,854	$13,659,319
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB	6.66%	04/01/2057	6,634	9,378,552
				23,037,871
Hawaii-1.02%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,260,070
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,324,787
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,694,100
University of Hawaii, Series 2010 A-1, RB	5.83%	10/01/2030	3,000	3,094,980
University of Hawaii, Series 2010 A-1, RB	6.03%	10/01/2040	5,000	5,168,450
				13,542,387
Idaho-0.06%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB	6.35%	07/15/2028	595	738,205
Illinois-6.81%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	6,205	6,773,564
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,138,220
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,387,220
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.85%	01/01/2038	3,190	3,203,462
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	8,481,077
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	12,465,300
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	12,024,433
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	9,424,971
Cook County Community Consolidated School District No. 65 Evanston, Series 2009 B, GO Bonds	4.40%	12/01/2020	1,600	1,603,408
Illinois (State of), Series 2010 1, GO Bonds	5.56%	02/01/2021	14,795	15,232,340
Illinois (State of), Series 2010 2, GO Bonds	5.65%	03/01/2020	2,500	2,517,950
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	11,475,270
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	201,306
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	322,067
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	240	296,952
Peoria (City of), IL Public Building Commission, Series 2009 C, RB, (INS -AGC)(d)	6.58%	12/01/2029	500	500,000
Peoria County Community Unit School District No. 323, Series 2010, GO Bonds	6.02%	04/01/2028	1,450	1,468,372
				90,515,912
Indiana-0.75%
Columbus Multi-High School Building Corp., Series 2010, RB(c)	6.45%	01/15/2030	1,000	1,005,280
Indiana University, Series 2010, RB	5.54%	06/01/2030	2,000	2,035,480
Indiana University, Series 2010, RB	5.64%	06/01/2035	1,500	1,527,630
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,199,530
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,245,605
				10,013,525
Kansas-0.19%
Kansas (State of) Development Finance Authority, Series 2010 E2, RB	6.12%	11/01/2029	500	518,130
Kansas (State of) Development Finance Authority, Series 2010, RB	5.95%	03/01/2030	2,000	2,019,640
				2,537,770
Kentucky-0.10%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,108,320
Louisville/Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	241,008
				1,349,328
Louisiana-0.19%
New Orleans (City of), LA, Series 2010 A, GO Bonds	8.80%	12/01/2039	1,000	1,000,000
Tangipahoa (Parish of), LA Hospital Service District No. 1, Series 2009, RB, (INS -AGC)(d)	7.20%	02/01/2042	1,500	1,509,420
				2,509,420
Maryland-0.23%
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,490,472
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,622,625
				3,113,097

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-2.12%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	$4,300	$4,749,565
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	9,252,929
Massachusetts (Commonwealth of), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,556,775
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,764,260
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,125	1,323,101
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	6,198,000
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	607,928
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,693,980
				28,146,538
Michigan-0.02%
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	308,203
Minnesota-0.23%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,046,830
Mississippi-0.36%
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	3,000	3,573,060
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,262,480
				4,835,540
Missouri-2.45%
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	5,919,800
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,455,132
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,720,420
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,141,580
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	10,000	14,020,400
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,306,740
St. Charles (City of), MO, Series 2010 B, COP	5.65%	02/01/2030	1,000	1,023,100
				32,587,172
Nebraska-0.45%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	5,989,860
Nevada-1.81%
Carson City (City of), NV, Series 2010 A, GO Bonds	6.66%	11/01/2039	1,010	1,028,705
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,904,295
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,406,186
Clark (County of), NV, Series 2010 C, GO Bonds(c)	7.00%	07/01/2038	4,560	4,693,836
Douglas County School District, Series 2010 A, GO Bonds(a)(b)	6.11%	04/01/2020	1,000	1,014,130
Nye (County of), NV, Series 2010 B, GO Bonds, (INS -AGM)(d)	6.30%	08/01/2035	1,000	1,022,530
Nye (County of), NV, Series 2010 B, GO Bonds, (INS -AGM)(d)	6.40%	08/01/2040	1,000	1,022,070
Washoe (County of), NV, Series 2010 B, RB	7.06%	02/01/2030	1,400	1,411,200
Washoe (County of), NV, Series 2010 B, RB	7.21%	02/01/2039	5,000	5,039,750
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,465,380
				24,008,082
New Hampshire-0.04%
New Hampshire (State of) Turnpike System, Series 2009, RB	6.26%	11/01/2029	250	250,400
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	344,925
				595,325
New Jersey-2.58%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	500	578,750
New Jersey (State of) Economic Development Authority, Series 2010 CC-1, RB(a)(b)	6.43%	06/15/2020	3,000	3,070,950
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,058,980
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	10,186,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,290,868
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	6.10%	12/15/2028	1,125	1,166,524
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,029,150
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	674,885
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	798,445
Rutgers State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,564,190

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	$905	$1,057,827
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,778,650
				34,255,731
New Mexico-0.08%
New Mexico State University, Series 2010 B, RB(a)(b)	6.12%	04/01/2020	425	430,784
New Mexico State University, Series 2010 B, RB(a)(b)	6.12%	04/01/2020	575	583,016
				1,013,800
New York-15.88%
Andrew W Mellon Foundation (The), Series 2008, VRD RB(e)	1.77%	12/01/2032	14,200	14,200,000
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	438,016
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,177,736
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,402,125
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	9,419,425
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,546,046
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	10,366,992
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	5,376,397
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	11,485	15,285,846
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	8,000	9,993,280
New York (City of), NY, Series 2010 D-1, GO Bonds	6.39%	12/01/2029	1,000	1,003,220
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	1,985,220
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	11,525,931
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,166,980
New York (City of), NY, Series 2010 H-1, GO Bonds	6.25%	06/01/2035	3,920	4,000,007
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	6,955,550
New York (City of), NY, Series 2011 C-1, GO Bonds	5.82%	10/01/2031	2,710	2,794,091
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	1,965	2,796,274
New York (City of), NY, Series 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,139,200
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,608,500
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, RB	6.45%	06/15/2041	1,000	1,024,320
New York (City of), NY Municipal Water Finance Authority, Series 2010 EE, RB	6.49%	06/15/2042	7,425	7,598,819
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,418,430
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	6.12%	06/15/2042	6,100	6,234,627
New York (City of), NY Municipal Water Finance Authority, Series 2011 AA, RB	5.79%	06/15/2041	2,925	2,983,851
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	2,041,720
New York (City of), NY Transitional Finance Authority, Series 2011 B-1, RB	5.93%	11/01/2036	6,475	6,702,920
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,362,777
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	227,562
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,515,094
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,277,721
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,349,666
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	2,008,440
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,665,250
New York (State of) Dormitory Authority (New York University), Series 2019, RB	4.01%	07/01/2049	3,000	3,560,880
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	5,040,000
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,275,660
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,585,520
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	2,032,940
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,807,310
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,579,500
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	2,054,420
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	1,024,710
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	2,064,320

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	$3,000	$3,108,510
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	2,091,480
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	1,056,830
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,721,885
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,849,111
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	686,860
				211,131,969
North Carolina-0.12%
North Carolina State University at Raleigh, Series 2010 B, RB	5.93%	10/01/2030	1,000	1,034,190
University of North Carolina at Chapel Hill, Series 2009, RB	5.76%	12/01/2039	500	501,510
				1,535,700
Ohio-4.08%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,855,180
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	17,446,216
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,372,078
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,090	2,856,675
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	11,420,413
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	1,068,590
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,370,240
Franklin (County of), OH (Nationwide Childrens Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	7,933,120
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,299,530
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,511,364
Ohio (State of) (Cleveland Clinic Health), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,082,070
				54,215,476
Oregon-1.94%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	10,642,900
Morrow (Port of), OR (Bonneville Cooperation), Series 2016, RB	2.99%	09/01/2036	4,000	3,999,160
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,387,960
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,319,420
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,426,060
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,055,120
				25,830,620
Pennsylvania-4.82%
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,412,980
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,449,500
Commonwealth Financing Authority, Series 2019 A, RB, (INS -AGM)(d)	3.66%	06/01/2038	20,000	21,750,800
Kiski Area School District, Series 2010, GO Bonds(a)(b)	6.53%	09/01/2020	2,000	2,069,560
Montgomery (County of), PA, Series 2010, GO Bonds(a)(b)	6.03%	03/01/2020	1,000	1,010,570
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,955	5,429,392
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,239,290
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2019 B, Ref. RB	2.97%	08/15/2045	7,000	7,036,960
Pennsylvania (State of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	1,990,792
Pennsylvania State University (The), Series 2019 B, RB	3.50%	09/01/2049	10,000	10,671,800
Quaker Valley School District, Series 2010, GO Bonds, (INS -AGM)(d)	5.96%	10/01/2030	1,000	1,035,130
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,260,200
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,758,662
				64,115,636
South Carolina-1.31%
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	9,050	13,697,808
South Carolina (State of) Public Service Authority, Series 2016 D, RB	2.39%	12/01/2023	1,355	1,360,041
Williamsburg County Public Facilities Corp. (Williamsburg County), Series 2010, RB	6.53%	12/01/2030	2,250	2,327,445
				17,385,294
Tennessee-0.17%
Knoxville (City of), TN, Series 2010, RB	6.30%	04/01/2045	500	507,270

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	$1,000	$1,088,060
Wilson County Tenth Special School District, Series 2010, GO Bonds(a)(b)	6.13%	04/01/2020	675	684,808
				2,280,138
Texas-7.87%
Austin (City of), TX, Series 2019 C, RB	3.57%	11/15/2049	6,000	6,234,420
Beaumont (City of), TX, Series 2010 B, RB	6.01%	09/01/2030	1,500	1,544,880
Bexar (County of), TX, Series 2010 B, GO Bonds	5.76%	06/15/2040	1,500	1,503,855
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	11,550,200
Channelview Independent School District, Series 2010 B, GO Bonds	5.93%	08/15/2035	2,000	2,015,500
Corpus Christi Independent School District, Series 2010 B, GO Bonds(a)(b)	6.12%	08/15/2020	700	721,490
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,942,874
Dallas Independent School District, Series 2010 C, GO Bonds	6.45%	02/15/2035	5,170	5,426,018
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.89%	11/01/2021	11,820	11,806,644
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.88%	11/01/2022	5,690	5,668,606
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	5,765,432
Hallettsville Independent School District, Series 2010, GO Bonds	6.27%	08/15/2030	605	621,819
Hallettsville Independent School District, Series 2010, GO Bonds	6.47%	08/15/2035	1,000	1,023,280
Lancaster (City of), TX, Series 2010 A, GO Bonds	6.53%	02/15/2040	1,000	1,008,300
Permanent University Fund - Texas A&M University System, Series 2017 B, Ref. RB	3.66%	07/01/2047	2,000	2,088,300
Round Rock Independent School District, Series 2010, GO Bonds(a)(b)	5.77%	08/01/2020	2,000	2,053,260
Round Rock Independent School District, Series 2010, GO Bonds	6.05%	08/01/2035	1,000	1,002,410
San Antonio (City of), TX, Series 2010, RB	6.31%	02/01/2037	3,000	3,020,970
San Antonio Independent School District, Series 2010, GO Bonds(a)(b)	6.40%	08/15/2020	2,000	2,064,760
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	13,318,228
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,249,260
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	14,158,866
Texas A&M University System Board of Regents, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,742,550
Texas A&M University System Board of Regents, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,049,020
				104,580,942
Utah-0.29%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	620,225
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	725	767,137
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,506,842
				3,894,204
Virgin Islands-0.55%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS -AGM)(d)	6.85%	07/01/2035	5,795	7,364,286
Washington-2.56%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	992,715
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,502,339
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	8,925,410
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	2,000	2,318,640
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,119,100
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,681,618
King (County of), WA Public Hospital District No. 1, Series 2010, RB(a)(b)	7.90%	06/15/2020	2,000	2,064,300
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	524,165
Snohomish (County of), WA Public Hospital District No. 3, Series 2010, GO Bonds	6.33%	12/01/2035	1,000	1,036,030
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,234,020
Tacoma (City of), WA, Series 2010 B, RB, (INS -AGM)(d)	5.79%	01/01/2032	2,570	3,339,689
Washington (State of ), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,445,060
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,809,420
				33,992,506

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.81%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	$3,000	$3,248,580
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	7,464,825
				10,713,405
Total Municipal Obligations (Cost $1,159,348,781)				1,272,898,195
U.S. Dollar Denominated Bonds & Notes-0.69%
Minnesota-0.18%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,376,550
New Hampshire-0.17%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,201,587
New York-0.09%
Montefiore Medical Center	2.90%	04/20/2032	1,210	1,253,152
Texas-0.25%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,342,544
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,209,900)				9,173,833
			Shares
Money Market Funds-2.80%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(f) (Cost $37,250,968)			37,251	37,250,968
TOTAL INVESTMENTS IN SECURITIES(g)-99.23% (Cost $1,204,809,649)				1,319,322,996
OTHER ASSETS LESS LIABILITIES-0.77%				10,200,441
NET ASSETS-100.00%				$1,329,523,437

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to crossover refunding.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.91%
U.S. Treasury Bills-46.35%(a)
1.56%–2.52%, 01/02/2020	$24,856,000	$24,822,717
1.61%–2.02%, 01/09/2020	8,949,000	8,934,358
1.61%–2.01%, 01/16/2020	8,949,000	8,931,633
1.57%, 01/21/2020	7,000,000	6,984,858
2.00%, 01/23/2020	15,949,000	15,913,292
1.55%–2.53%, 01/30/2020	19,696,000	19,645,160
1.60%–1.85%, 02/06/2020	8,000,000	7,977,083
1.60%–1.86%, 02/13/2020	8,000,000	7,974,815
1.62%–1.86%, 02/20/2020	10,000,000	9,965,389
1.62%–1.85%, 02/27/2020	15,000,000	14,943,631
1.61%–1.78%, 03/05/2020	9,924,000	9,883,519
1.62%–1.79%, 03/12/2020	7,540,000	7,507,000
1.61%–1.80%, 03/19/2020	7,444,000	7,409,497
1.62%–1.97%, 03/26/2020	12,017,000	11,957,499
1.61%–1.81%, 04/02/2020	7,444,000	7,405,024
1.54%, 04/09/2020	10,000,000	9,944,369
1.55%–1.78%, 04/23/2020	19,564,000	19,442,574
1.56%, 04/30/2020	10,000,000	9,935,313
1.55%, 05/14/2020	7,000,000	6,950,253
1.78%, 05/21/2020	11,964,000	11,875,489
1.57%, 05/28/2020	7,000,000	6,945,488
1.61%–1.91%, 06/18/2020	4,473,000	4,434,428
1.61%–1.77%, 07/16/2020	4,464,000	4,420,652
1.60%–1.75%, 08/13/2020	4,960,000	4,905,719
1.59%–1.73%, 09/10/2020	4,464,000	4,409,005
		253,518,765
U.S. Treasury Notes-53.56%
1.38%, 12/15/2019	4,600,000	4,599,402
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.38%, 01/15/2020	$4,856,000	$4,854,298
1.25% - 2.00%, 01/31/2020	29,088,000	29,081,995
1.38% - 3.63%, 02/15/2020	22,352,000	22,389,283
1.25% - 2.25%, 02/29/2020	27,887,000	27,875,456
1.63%, 03/15/2020	8,949,000	8,947,602
1.13% - 2.25%, 03/31/2020	14,084,000	14,082,683
1.50%, 04/15/2020	8,949,000	8,945,155
1.13% - 2.38%, 04/30/2020	22,117,000	22,104,605
1.50% - 3.50%, 05/15/2020	14,482,000	14,520,796
1.38% - 2.50%, 05/31/2020	21,021,000	21,027,343
1.50%, 06/15/2020	14,000,000	13,989,336
1.63% - 2.50%, 06/30/2020	7,455,000	7,464,134
1.50%, 07/15/2020	8,500,000	8,492,529
1.63% - 2.63%, 07/31/2020	22,959,000	23,037,326
2.63%, 08/15/2020	5,959,000	5,996,942
1.38% - 2.63%, 08/31/2020	12,411,000	12,442,497
1.38% - 2.75%, 09/30/2020	15,959,000	16,030,040
1.63%, 10/15/2020	10,000,000	9,994,531
1.38% - 1.75%, 10/31/2020	12,000,000	11,980,860
2.75%, 11/30/2020	5,000,000	5,051,074
		292,907,887
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $545,901,590)		546,426,652
OTHER ASSETS LESS LIABILITIES-0.09%		473,217
NET ASSETS-100.00%		$546,899,869
Notes to Schedule of Investments
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-70.90%
Automobiles-0.80%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)	$9,040,000	$8,881,800
Series B, 6.50%(b)(c)	4,615,000	4,753,450
		13,635,250
Banks-35.94%
Bank of America Corp.
Series AA, 6.10%(b)(c)	17,205,000	19,186,913
Series DD, 6.30%(c)	9,020,000	10,442,594
Series FF, 5.88%(c)	21,330,000	23,528,003
Series JJ, 5.13%(c)	9,000,000	9,520,780
Series U, 5.20%(b)(c)	9,045,000	9,522,445
Series X, 6.25%(c)	18,290,000	20,374,877
Series Z, 6.50%(b)(c)	12,835,000	14,633,767
BB&T Corp., 4.80%(c)	15,400,000	15,794,302
Citigroup, Inc.
5.90%(c)	6,900,000	7,302,415
Series A, 5.95%(c)	13,705,000	14,522,585
Series D, 5.35%(b)(c)	11,485,000	11,973,291
Series M, 6.30%(c)	16,050,000	17,395,897
Series O, 5.88%(c)	13,740,000	13,883,892
Series P, 5.95%(c)	17,950,000	19,633,674
Series Q, 5.95%(c)	11,240,000	11,499,144
Series R, 6.13%(c)	13,835,000	14,307,451
Series T, 6.25%(c)	13,755,000	15,525,922
Series U, 5.00%(c)	14,050,000	14,531,332
Citizens Financial Group, Inc., Series B, 6.00%(b)(c)	2,675,000	2,860,000
Fifth Third Bancorp, 5.10%(c)	5,500,000	5,638,724
Huntington Bancshares, Inc., Series E, 5.70%(c)	4,565,000	4,749,259
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)	11,250,000	11,369,256
Series FF, 5.00%(c)	20,296,000	21,079,669
Series I, 5.41% (3 mo. USD LIBOR + 3.47%)(c)(d)	26,466,000	26,824,085
Series Q, 5.15%(c)	13,695,000	14,314,699
Series R, 6.00%(c)	13,490,000	14,607,309
Series S, 6.75%(c)	18,180,000	20,501,277
Series U, 6.13%(c)	9,190,000	10,077,818
Series U, 2.85% (3 mo. USD LIBOR + 0.95%), 02/02/2037(d)	3,040,000	2,653,523
Series V, 5.42% (3 mo. USD LIBOR + 3.32%)(c)(d)	22,469,000	22,719,372
Series W, 2.91% (3 mo. USD LIBOR + 1.00%), 05/15/2047(b)(d)	5,331,000	4,498,231
Series X, 6.10%(c)	14,460,000	15,911,502
Series Z, 5.30%(c)	17,790,000	18,069,748
KeyCorp, Series D, 5.00%(c)	4,915,000	5,224,085
M&T Bank Corp.
Series E, 6.45%(c)	3,190,000	3,544,888
Series F, 5.13%(c)	4,470,000	4,835,478
Series G, 5.00%(c)	3,600,000	3,777,833
PNC Financial Services Group, Inc. (The)
Series O, 6.75%(c)	9,055,000	9,699,376
Series R, 4.85%(c)	4,495,000	4,654,121
Series S, 5.00%(c)	4,875,000	5,212,911
SunTrust Banks, Inc.
Series G, Pfd., 5.05%(c)	6,800,000	6,962,670
Series H, 5.13%(b)(c)	4,480,000	4,610,260
	Principal Amount	Value
Banks-(continued)
U.S. Bancorp
Series I, 5.13%(c)	$6,690,000	$6,898,390
Series J, 5.30%(b)(c)	9,040,000	9,929,640
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(c)(d)	6,080,000	5,335,200
Wachovia Capital Trust III, 5.57% (3 mo. USD LIBOR + 0.93%)(c)(d)	22,913,000	23,161,331
Wells Fargo & Co.
Series K, 5.89% (3 mo. USD LIBOR + 3.77%)(c)(d)	16,501,000	16,824,090
Series S, 5.90%(b)(c)	17,939,000	19,517,533
Series U, 5.88%(c)	17,845,000	19,856,399
		609,497,961
Capital Markets-9.37%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c)	4,420,000	4,495,474
Series E, 4.95%(c)	9,065,000	9,233,423
Series F, 4.63%(c)	9,136,000	9,552,748
Charles Schwab Corp. (The)
7.00%(b)(c)	3,585,000	3,927,782
Series E, 4.63%(c)	5,460,000	5,590,144
Series F, 5.00%(b)(c)	4,490,000	4,695,200
E*TRADE Financial Corp.
Series A, 5.88%(c)	3,635,000	3,816,750
Series B, 5.30%(b)(c)	2,750,000	2,704,386
Goldman Sachs Capital II, 4.00%(c)	6,882,000	5,941,991
Goldman Sachs Group, Inc. (The)
Series L, 5.78% (3 mo. USD LIBOR + 3.88%)(c)(d)	8,477,000	8,535,330
Series M, 5.38%(c)	18,305,000	18,568,061
Series O, 5.30%(c)	6,005,000	6,456,666
Series P, 5.00%(b)(c)	13,835,000	13,959,024
Series Q, 5.50%(b)(c)	4,450,000	4,746,232
Series R, 4.95% (5 yr. U.S. Treasury Yield Curve Rate + 3.22%)(c)(d)	5,600,000	5,770,400
Mellon Capital IV, Series 1, 4.00%(c)	4,680,000	4,389,842
Morgan Stanley
Series H, 5.61% (3 mo. USD LIBOR + 3.61%)(c)(d)	11,860,000	11,974,123
Series J, 5.55%(c)	13,440,000	13,702,026
Northern Trust Corp., Series D, 4.60%(c)	4,495,000	4,654,505
State Street Corp.
3.12% (3 mo. USD LIBOR + 1.00%), 06/15/2047(b)(d)	5,136,000	4,407,258
Series F, 5.25%(c)	6,750,000	6,950,995
Series H, 5.63%(c)	4,490,000	4,748,175
		158,820,535
Consumer Finance-1.75%
American Express Co.
Series B, 5.34% (3 mo. USD LIBOR + 3.43%)(c)(d)	6,905,000	6,974,050
Series C, 4.90%(c)	7,835,000	7,912,249
Capital One Financial Corp., Series E, 5.55%(c)	8,938,000	9,089,750
Discover Financial Services, Class C, 5.50%(b)(c)	5,355,000	5,616,977
		29,593,026

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-0.42%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043	$3,614,000	$3,704,350
5.25%, 04/20/2046	3,170,000	3,424,082
		7,128,432
Electric Utilities-1.82%
Duke Energy Corp., 4.88% (5 yr. U.S. Treasury Yield Curve Rate + 3.39%)(c)(d)	9,100,000	9,577,750
NextEra Energy Capital Holdings, Inc.
4.17% (3 mo. USD LIBOR + 2.07%), 10/01/2066(d)	2,897,000	2,578,330
4.80%, 12/01/2077	4,920,000	5,067,600
5.65%, 05/01/2079	4,600,000	5,111,980
Southern California Edison Co., Series E, 6.25%(c)	3,240,000	3,268,350
Southern Co. (The), Series B, 5.50%, 03/15/2057	5,071,000	5,299,195
		30,903,205
Entertainment-0.75%
Viacom, Inc.
5.88%, 02/28/2057	5,855,000	6,130,094
6.25%, 02/28/2057	6,045,000	6,579,052
		12,709,146
Industrial Conglomerates-2.95%
General Electric Co., series D, 5.00%(c)	51,380,000	50,063,387
Insurance-7.38%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048	7,310,000	7,913,075
Allstate Corp. (The), Series B, 5.75%, 08/15/2053	7,154,000	7,722,210
American International Group, Inc., Series A-9, 5.75%, 04/01/2048	6,929,000	7,548,456
Assurant, Inc., 7.00%, 03/27/2048	3,667,000	4,102,297
Everest Reinsurance Holdings, Inc., 4.30% (3 mo. USD LIBOR + 2.38%), 05/15/2037(b)(d)	2,124,000	1,991,936
Lincoln National Corp.
4.26% (3 mo. USD LIBOR + 2.36%), 05/17/2066(d)	6,495,000	5,562,490
4.01% (3 mo. USD LIBOR + 2.04%), 04/20/2067(d)	4,435,000	3,665,270
MetLife, Inc.
Series C, 5.25%(c)	13,525,000	13,694,062
Series D, 5.88%(c)	4,615,000	5,157,263
Principal Financial Group, Inc., 4.70%, 05/15/2055(b)	3,593,000	3,603,398
Progressive Corp. (The), Series B, 5.38%(c)	4,590,000	4,796,580
Prudential Financial, Inc.
5.88%, 09/15/2042	9,140,000	9,810,821
5.63%, 06/15/2043	13,478,000	14,638,193
5.20%, 03/15/2044	4,535,000	4,818,465
5.38%, 05/15/2045	9,022,000	9,748,352
4.50%, 09/15/2047	6,950,000	7,273,731
5.70%, 09/15/2048(b)	9,090,000	10,387,548
Reinsurance Group of America, Inc., 4.78% (3 mo. USD LIBOR + 2.67%), 12/15/2065(d)	2,880,000	2,698,017
		125,132,164
	Principal Amount	Value
Multi-Utilities-1.09%
CenterPoint Energy, Inc., Series A, 6.13%(c)	$7,320,000	$7,686,000
Dominion Energy, Inc., Series A, 5.75%, 10/01/2054	6,175,000	6,673,193
WEC Energy Group, Inc., 4.02% (3 mo. USD LIBOR + 2.11%), 05/15/2067(d)	4,516,000	4,041,820
		18,401,013
Oil, Gas & Consumable Fuels-6.96%
Enbridge, Inc. (Canada)
5.50%, 07/15/2077	9,090,000	9,294,525
6.25%, 03/01/2078	7,665,000	8,249,456
Series 16A, 6.00%, 01/15/2077	6,680,000	7,089,150
Energy Transfer Operating, L.P., Series A, 6.25%(c)	8,745,000	7,925,156
Enterprise Products Operating LLC
5.38%, 02/15/2078	6,401,000	6,287,990
Series D, 4.88%, 08/16/2077	6,385,000	6,276,043
Series E, 5.25%, 08/16/2077	9,315,000	9,370,545
MPLX L.P., Series B, 6.88%(c)	5,555,000	5,596,663
Plains All American Pipeline L.P., Series B, 6.13%(c)	7,525,000	6,828,938
TransCanada PipeLines Ltd. (Canada), 4.12% (3 mo. USD LIBOR + 2.21%), 05/15/2067(d)	9,115,000	7,588,238
Transcanada Trust (Canada)
5.63%, 05/20/2075	6,925,000	7,236,625
5.30%, 03/15/2077	13,655,000	13,808,619
5.50% (3 mo. USD LIBOR + 4.15%), 09/15/2079(d)	10,100,000	10,656,919
Series 16-A, 5.88%, 08/15/2076(b)	10,997,000	11,890,506
		118,099,373
Trading Companies & Distributors-0.43%
AerCap Holdings N.V. (Ireland), 5.88% (5 yr. U.S. Treasury Yield Curve Rate + 4.54%), 10/10/2079(b)(d)	6,893,000	7,341,045
Wireless Telecommunication Services-1.24%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079	18,200,000	21,061,422
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,185,475,290)		1,202,385,959
	Shares
Preferred Stocks-27.91%
Banks-8.65%
Banco Santander S.A., Series 6, Pfd., 4.00%	126,925	2,926,890
Bank of America Corp.
Series 2, Pfd., 3.00%	108,468	2,218,171
Series 4, Pfd., 4.00%(b)	76,120	1,761,417
Series 5, Pfd., 4.00%	153,304	3,588,847
Series E, Pfd., 4.00%	115,243	2,795,795
Series K, Pfd., 6.45%	381,537	10,167,961
Citigroup, Inc.
Series K, Pfd., 6.88%	544,069	15,239,373
Series J, Pfd., 7.13%	345,681	9,893,390
Citizens Financial Group, Inc., Series D, Pfd., 6.35%	109,292	3,015,366
Fifth Third Bancorp, Series I, Pfd., 6.63%	162,827	4,583,580
FNB Corp., Pfd., 7.25%(b)	41,880	1,231,272
IBERIABANK Corp., Series D, Pfd., 6.10%	36,097	959,097
KeyCorp, Series E, Pfd., 6.13%	181,312	5,194,589

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Banks-(continued)
People’s United Financial, Inc., Series A, Pfd., 5.63%	90,319	$2,413,324
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	546,086	14,722,478
Regions Financial Corp.
Series C, Pfd., 5.70%	181,063	4,848,867
Series B, Pfd., 6.38%	181,987	5,011,922
SunTrust Banks, Inc., Pfd., 4.00%(b)	63,160	1,522,788
Synovus Financial Corp.
Series E, Pfd., 5.88%	126,268	3,290,544
Series D, Pfd., 6.30%	72,685	1,907,254
U.S. Bancorp
Series B, Pfd., 3.50%	362,216	7,780,400
Series F, Pfd., 6.50%	399,830	10,911,361
Valley National Bancorp
Series B, Pfd., 5.50%	37,729	1,005,855
Series A, Pfd., 6.25%	43,332	1,205,930
Wells Fargo & Co.
Series Q, Pfd., 5.85%	629,540	17,003,875
Series R, Pfd., 6.63%	305,619	8,798,771
Wintrust Financial Corp., Series D, Pfd., 6.50%	45,479	1,302,518
Zions Bancorp. N.A., Series G, Pfd., 6.30%	50,283	1,370,715
		146,672,350
Capital Markets-5.60%
Goldman Sachs Group, Inc. (The)
Series A, Pfd., 3.75%	272,040	5,865,182
Series C, Pfd., 4.00%	72,007	1,642,480
Series D, Pfd., 4.00%	491,276	11,466,382
Series J, Pfd., 5.50%	362,616	9,544,053
Series K, Pfd., 6.38%(b)	255,107	7,048,607
Morgan Stanley
Series A, Pfd., 4.00%	399,481	8,896,442
Series K, Pfd., 5.85%	363,162	10,124,957
Series I, Pfd., 6.38%	364,253	10,144,446
Series F, Pfd., 6.88%	308,309	8,848,468
Series E, Pfd., 7.13%	313,049	9,112,856
State Street Corp.
Series G, Pfd., 5.35%	181,468	4,948,632
Series D, Pfd., 5.90%	272,424	7,320,033
		94,962,538
Consumer Finance-1.48%
GMAC Capital Trust I, Series 2, Pfd., 7.70%, (3 mo. USD LIBOR + 5.79%)	969,724	25,144,944
Diversified Financial Services-1.54%
Citigroup Capital XIII, Pfd., 8.31%, (3 mo. USD LIBOR + 6.37%)	805,994	22,253,495
Compass Diversified Holdings, Series B, Pfd., 7.88%	37,860	957,858
Voya Financial, Inc., Series B, Pfd., 5.35%	108,553	2,902,707
		26,114,060
Electric Utilities-0.46%
SCE Trust III, Series H, Pfd., 5.75%	99,638	2,410,243
SCE Trust IV, Series J, Pfd., 5.38%	116,483	2,790,933
SCE Trust V, Series K, Pfd., 5.45%	108,187	2,626,780
		7,827,956
	Shares	Value
Food Products-0.52%
CHS, Inc.
Series 3, Pfd., 6.75%	179,295	$4,706,494
Series 2, Pfd., 7.10%	153,143	4,179,272
		8,885,766
Insurance-2.46%
Aegon N.V., Series 1, Pfd., 4.00%(b)	91,068	2,190,185
Allstate Corp. (The), Pfd., 5.10%	182,833	4,801,195
Aspen Insurance Holdings Ltd., Pfd., 5.95%	100,264	2,730,189
Athene Holding Ltd., Series A, Pfd., 6.35%	313,059	8,609,122
Enstar Group Ltd., Series D, Pfd., 7.00%	146,176	3,905,823
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%	218,203	6,183,873
MetLife, Inc., Series A, Pfd., 4.00%(b)	218,300	5,304,690
Reinsurance Group of America, Inc.
Pfd., 5.75%	144,454	3,992,708
Pfd., 6.20%	145,477	3,961,339
		41,679,124
Marine-0.08%
Seaspan Corp., Series I, Pfd., 8.00%	53,690	1,394,329
Mortgage REITs-3.02%
AG Mortgage Investment Trust, Inc., Series C, Pfd., 8.00%, (3 mo. USD LIBOR + 6.48%)(b)(d)	41,578	1,092,254
AGNC Investment Corp.
Series E, Pfd., 6.50%, (3 mo. USD LIBOR + 4.99%)(b)(d)	146,433	3,745,756
Series D, Pfd., 6.88%(b)	85,367	2,171,736
Series C, Pfd., 7.00%(b)	117,748	3,079,110
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)	155,033	3,872,724
Series I, Pfd., 6.75%(b)	161,551	4,122,781
Series F, Pfd., 6.95%	261,833	6,695,070
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)	94,027	2,401,450
Series B, Pfd., 8.00%(b)	117,734	3,098,759
Series D, Pfd., 8.00%(b)	72,831	1,895,791
Ellington Financial, Inc., Pfd., 6.75%, (3 mo. USD LIBOR + 5.20%)(b)(d)	41,728	1,061,560
Exantas Capital Corp., Pfd., 8.63%	43,537	1,131,962
New Residential Investment Corp.
Series B, Pfd., 7.13%	121,922	3,085,846
Series A, Pfd., 7.50%(b)	37,368	981,657
New York Mortgage Trust, Inc.
Series E, Pfd., 7.88%, (3 mo. USD LIBOR + 6.43%)(b)(d)	63,006	1,583,971
Series D, Pfd., 8.00%	49,149	1,243,470
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%	70,936	1,841,499
Series A, Pfd., 8.13%(b)	41,875	1,115,969
Two Harbors Investment Corp.
Series C, Pfd., 7.25%	107,843	2,769,408
Series B, Pfd., 7.63%	104,624	2,763,120
Series A, Pfd., 8.13%	52,076	1,430,528
		51,184,421
Multi-Utilities-0.95%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)	125,459	3,462,668
Pfd., 6.88% (Canada)	103,718	2,851,208
Integrys Holding, Inc., Pfd., 6.00%	148,300	4,085,665

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Multi-Utilities-(continued)
Just Energy Group, Inc., Series A, Pfd., 8.50%	42,766	$722,318
NiSource, Inc., Series B, Pfd., 6.50%	181,899	4,954,929
		16,076,788
Oil, Gas & Consumable Fuels-2.64%
DCP Midstream, L.P.
Series B, Pfd., 7.88%	58,993	1,355,659
Series C, Pfd., 7.95%	41,860	999,617
Enbridge, Inc., Series B, Pfd., 6.38%(b)	216,478	5,834,082
Energy Transfer Operating, L.P.
Series C, Pfd., 7.38%	163,404	3,771,364
Series E, Pfd., 7.60%	291,393	7,028,399
Series D, Pfd., 7.63%	160,952	3,822,610
GasLog Partners L.P.
Series B, Pfd., 8.20% (Monaco)	43,616	1,067,720
Series C, Pfd., 8.50% (Monaco)	36,640	894,016
Series A, Pfd., 8.63% (Monaco)	52,349	1,317,624
NGL Energy Partners L.P., Series B, Pfd., 9.00%	76,745	1,914,788
NuStar Energy L.P.
Series B, Pfd., 7.63%	144,542	3,171,252
Series A, Pfd., 8.50%	83,588	1,990,230
Series C, Pfd., 9.00%	63,520	1,583,554
NuStar Logistics L.P., Pfd., 8.73%, (3 mo. USD LIBOR + 6.73%)	145,359	3,777,880
Targa Resources Partners L.P., Series A, Pfd., 9.00%	44,741	1,196,822
Teekay LNG Partners L.P., Series B, Pfd., 8.50%	61,944	1,601,252
Teekay Offshore Partners L.P., Series E, Pfd., 8.88%	45,490	1,050,819
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)	43,610	1,012,712
Series F, Pfd., 9.50% (Greece)	56,707	1,307,096
		44,697,496
	Shares	Value
Thrifts & Mortgage Finance-0.37%
Merchants Bancorp, Series B, Pfd., 6.00%	45,652	$1,186,952
New York Community Bancorp, Inc., Series A, Pfd., 6.38%	186,263	5,025,376
		6,212,328
Trading Companies & Distributors-0.14%
Air Lease Corp., Series A, Pfd., 6.15%	90,413	2,385,999
Total Preferred Stocks (Cost $480,854,153)		473,238,099

Money Market Funds-0.67%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $11,333,328)	11,333,328	11,333,328
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $1,677,662,771)		1,686,957,386
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.98%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	37,901,036	37,901,036
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	12,587,746	12,592,781
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,493,637)		50,493,817
TOTAL INVESTMENTS IN SECURITIES-102.46% (Cost $1,728,156,408)		1,737,451,203
OTHER ASSETS LESS LIABILITIES-(2.46)%		(41,731,458)
NET ASSETS-100.00%		$1,695,719,745

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco VRDO Tax-Free Weekly ETF (PVI)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.76%
Arizona-5.09%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2008 F, VRD RB, (LOC -JPMorgan Chase Bank, N.A.)(a)(b)	1.08%	01/01/2029	$165	$165,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program), Series 2005 B, VRD RB, (LOC -JPMorgan Chase Bank, N.A.)(a)(b)	1.15%	07/01/2035	2,500	2,500,000
				2,665,000
Colorado-4.39%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	1.18%	11/01/2036	2,300	2,300,000
Florida-16.88%
Florida (State of) Department of Environmental Protection (Everglades Restoration), Series 2007 A, VRD RB, (INS -AGC)(a)(c)	1.13%	07/01/2027	2,335	2,335,000
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC -TD Bank, N.A.)(a)(b)	1.11%	09/01/2035	2,500	2,500,000
JEA Water & Sewer System Revenue, Series 2008 B, VRD RB(a)	1.13%	10/01/2041	2,500	2,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS -AGC)(a)(c)	1.15%	10/01/2038	1,500	1,500,000
				8,835,000
Indiana-4.78%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC-Fannie Mae)(a)(b)	1.14%	05/15/2038	2,500	2,500,000
Louisiana-4.39%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC -JPMorgan Chase Bank, N.A.)(a)(b)	1.15%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (Christus Health), Series 2009 B2, Ref. VRD RB, (LOC -Bank of New York Mellon)(a)(b)	1.05%	07/01/2047	300	300,000
				2,300,000
Maryland-4.20%
Washington (State of) Suburban Sanitary District, Series 2015 A-2, VRD GO BAN(a)	1.12%	06/01/2023	2,200	2,200,000
Massachusetts-10.32%
Massachusetts (Commonwealth of), Series 2001 C, Ref. VRD GO Bonds(a)	1.08%	01/01/2021	400	400,000
Massachusetts (Sate of) Health & Educational Facilities Authority (Partners Healthcare), Series 1997 P1, VRD RB(a)	1.10%	07/01/2027	2,500	2,500,000
University of Massachusetts Building Authority, Series 2008 1, VRD RB(a)	1.09%	05/01/2038	2,500	2,500,000
				5,400,000
Michigan-7.64%
Michigan (State of) Building Authority (Facilities Program), Series 2007, Ref. VRD RB, (LOC-Citibank N.A.)(a)(b)	1.08%	10/15/2042	1,500	1,500,000
Michigan State University Board of Trustees, Series 2000 A-1, VRD RB, (CEP -Royal Bank of Canada)(a)(b)	1.13%	08/15/2030	2,500	2,500,000
				4,000,000
Missouri-5.35%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, VRD Ref. RB, (LOC -Sumitomo Mitsui Banking)(a)(b)	1.13%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	1.12%	05/15/2038	2,500	2,500,000
				2,800,000
Nevada-4.78%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC -Bank of America N.A.)(a)(b)	1.15%	07/01/2029	2,500	2,500,000
New York-13.66%
Build NYC Resource Corp., Series 2015, Ref. VRD RB, (LOC -TD Bank, N.A.)(a)(b)	1.03%	04/01/2045	2,500	2,500,000
Nassau (County of), NY Interim Finance Authority, Series 2008 B, VRD RB(a)	1.00%	11/15/2021	1,600	1,600,000
New York (State of) Housing Finance Agency, Series 2003 L, Ref. VRD RB, (LOC -Bank of America N.A.)(a)(b)	1.07%	09/15/2021	100	100,000

Invesco VRDO Tax-Free Weekly ETF (PVI)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Housing Finance Agency (222 East 44th Street Housing), Series 2015 A, VRD RB, (LOC -Bank of China Ltd.)(a)(b)	1.10%	05/01/2050	$1,450	$1,450,000
New York State Urban Development Corp., Series 2008 A-1, Ref. VRD RB, (LOC -Wells Fargo Bank N.A.)(a)(b)	1.10%	01/01/2030	1,500	1,500,000
				7,150,000
North Carolina-0.45%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	1.10%	07/01/2036	100	100,000
University of North Carolina at Chapel Hill, Series 2003 B, Ref. VRD RB(a)	1.07%	02/01/2029	135	135,000
				235,000
Ohio-4.78%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	1.12%	11/15/2041	2,500	2,500,000
Pennsylvania-3.82%
General Authority of Southcentral Pennsylvania, Series 2019 D, Ref. VRD RB(a)	1.11%	06/01/2037	2,000	2,000,000
Tennessee-2.88%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC -Bank of America N.A.)(a)(b)	1.13%	06/01/2026	1,510	1,510,000
Texas-1.72%
Board of Regents of The University of Texas System, Series 2008 B, VRD RB(a)	1.00%	08/01/2025	900	900,000
Washington-3.63%
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2004, VRD RB(a)	1.15%	10/01/2029	1,900	1,900,000
TOTAL INVESTMENTS IN SECURITIES(d)-98.76% (Cost $51,695,000)				51,695,000
OTHER ASSETS LESS LIABILITIES-1.24%				649,150
NET ASSETS-100.00%				$52,344,150

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
BAN	-Bond Anticipation Notes
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	9.02%
Bank of America N.A.	7.95%
Assured Guaranty Corp.	7.42%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for all of the securities in CEF Income Composite ETF and certain Funds listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$175,521,305	$-	$175,521,305
Money Market Funds	46,642	-	-	46,642
Total Investments	$46,642	$175,521,305	$-	$175,567,947
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$711,974,401	$-	$711,974,401
Money Market Funds	47,835,792	-	-	47,835,792
Total Investments	$47,835,792	$711,974,401	$-	$759,810,193
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$88,359,368	$-	$88,359,368
Money Market Funds	843,286	-	-	843,286
Total Investments	$843,286	$88,359,368	$-	$89,202,654
Invesco LadderRite 0-5 Year Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,105,287	$-	$10,105,287
Money Market Funds	45,360	-	-	45,360
Total Investments	$45,360	$10,105,287	$-	$10,150,647
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$5,624,730,215	$-	$8,443,209	$5,633,173,424
Money Market Funds	45,305,594	-	-	45,305,594
Total Investments	$5,670,035,809	$-	$8,443,209	$5,678,479,018
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,272,898,195	$-	$1,272,898,195
U.S. Dollar Denominated Bonds & Notes	-	9,173,833	-	9,173,833
Money Market Funds	37,250,968	-	-	37,250,968
Total Investments	$37,250,968	$1,282,072,028	$-	$1,319,322,996

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,202,385,959	$-	$1,202,385,959
Preferred Stocks	473,238,099	-	-	473,238,099
Money Market Funds	61,827,145	-	-	61,827,145
Total Investments	$535,065,244	$1,202,385,959	$-	$1,737,451,203
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco LadderRite 0-5 Corporate Bond ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.